UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 762-7085

Date of fiscal year end:	8/31

Date of reporting period:	05/31/18

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

U.S. Treasury Obligations (32.2%)
U.S. Treasury Bills
$50,000,000	1.35%, 6/14/18 (a)	$49,973,729
50,000,000	1.65%, 6/28/18 (a)	49,935,875
50,000,000	1.69%, 7/12/18 (a)	49,901,628
70,000,000	1.70%, 7/5/18 (a)	69,884,537
60,000,000	1.79%, 8/2/18 (a)	59,812,967
		279,508,736
U.S. Treasury Notes
100,000,000	2.07% (USBMMY3M + 17 bps), 10/31/18	100,096,470
40,000,000	2.08% (USBMMY3M + 17 bps), 7/31/18	40,014,824
		140,111,294
Total U.S. Treasury Obligations		419,620,030

Repurchase Agreements (58.9%)
279,939,925	Bank of Montreal, 1.70%, 6/1/18, (Purchased on 5/31/18, proceeds at maturity $279,953,145, collateralized by various U.S. Treasury Obligations, (0.00% - 3.63%), (6/14/18 - 11/15/45), fair value of $285,538,724)	279,939,925
309,900,000	Credit Agricole CIB, 1.74%, 6/1/18, (Purchased on 5/31/18, proceeds at maturity $309,914,979, collateralized by various U.S. Treasury Obligations, (1.13% - 2.00%), (8/31/21 - 12/31/21), fair value of $316,098,060)	309,900,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Repurchase Agreements, continued:
$10,000,000	Goldman Sachs & Co., 1.73%, 6/1/18, (Purchased on 5/31/18, proceeds at maturity $10,000,481, collateralized by U.S. Treasury Obligation, (0.00%), (5/15/27), fair value of $10,200,000)	$10,000,000
100,000,000	Mizuho Securities USA LLC, 1.76%, 6/1/18, (Purchased on 5/31/18, proceeds at maturity $100,004,889, collateralized by various U.S. Treasury Obligations, (0.00% - 2.38%), (6/21/18 - 4/15/21), fair value of $102,000,064)	100,000,000
70,000,000	RBC Capital Markets LLC, 1.77%, 6/1/18, (Purchased on 5/31/18, proceeds at maturity $70,003,442, collateralized by various U.S. Treasury Obligations, (0.00% - 8.88%), (7/12/18 - 2/15/48), fair value of $71,400,018)	70,000,000
Total Repurchase Agreements		769,839,925

Investment Companies (9.0%)

20,000,000	Federated Treasury Obligations Fund, 1.62%	20,000,000
49,000,000	Goldman Sachs Financial Square Treasury Obligations Fund, 1.62%	49,000,000
49,000,000	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 1.66%	49,000,000
Total Investment Companies		118,000,000

Total Investments (Cost $1,307,459,955) - 100.1%		1,307,459,955
Liabilities in excess of other assets — (0.1)%		(1,349,045)
Net Assets - 100.0%		$1,306,110,910

(a)	Rate represents the effective yield at purchase.

USBMMY3M	3 Month Treasury Bill Rate

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Government Securities Money Market Fund

Schedule of Portfolio Investments

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

U.S. Government Agency Securities (21.9%)
Federal Farm Credit Bank
$15,000,000	1.76% (US0001M - 16 bps), 11/13/18	$15,000,000
30,000,000	1.81% (US0001M - 12 bps), 5/7/19	29,999,877
30,000,000	1.84% (US0001M - 13 bps), 3/27/19	29,998,761
20,000,000	2.30% (US0003M + 5 bps), 6/22/18	20,003,209
		95,001,847
Federal Home Loan Bank
30,000,000	1.77% (US0001M - 14 bps), 2/1/19	30,000,000
10,000,000	1.77% (US0001M - 14 bps), 1/2/19	10,000,000
30,000,000	1.77% (US0001M + 15 bps), 11/14/18	30,000,000
30,000,000	1.78% (US0001M - 13 bps), 3/1/19	30,000,000
20,000,000	1.78% (US0001M - 14 bps), 10/12/18	20,000,000
25,000,000	1.78% (US0001M - 14 bps), 10/5/18	25,000,000
15,000,000	1.80% (US0001M - 13 bps), 10/10/18	14,999,738
10,000,000	1.82% (US0001M - 13 bps), 8/20/18	10,000,000
25,000,000	1.82% (US0001M - 11 bps), 10/11/18	25,004,160
20,000,000	1.91% (US0003M - 16 bps), 6/12/19	20,023,906
20,000,000	2.13% (US0003M - 23 bps), 2/13/19	20,016,013
		235,043,817
Total U.S. Government Agency Securities		330,045,664

U.S. Treasury Obligations (32.6%)
U.S. Treasury Bills
90,000,000	1.26%, 6/7/18 (a)	89,978,024
80,000,000	1.35%, 6/14/18 (a)	79,957,913
30,000,000	1.51%, 6/21/18 (a)	29,973,588
50,000,000	1.63%, 7/19/18 (a)	49,889,507
60,000,000	1.79%, 8/2/18 (a)	59,812,967
70,000,000	1.81%, 9/6/18 (a)	69,657,482
		379,269,481
U.S. Treasury Notes
80,000,000	2.07% (USBMMY3M + 17 bps), 10/31/18	80,077,176
30,000,000	2.08% (USBMMY3M + 17 bps), 7/31/18	30,009,632
		110,086,808
Total U.S. Treasury Obligations		489,356,289

Repurchase Agreements (45.2%)
35,022,016	Bank of Montreal, 1.70%, 6/1/18, (Purchased on 5/31/18, proceeds at maturity $35,023,670, collateralized by various U.S. Treasury Obligations, (1.00% - 3.00%), (7/15/18 - 5/15/45), fair value of $35,722,492)	35,022,016

Shares or Principal Amount	Security Description	Amortized Cost or Value

Repurchase Agreements, continued:
$255,400,000	Credit Agricole CIB, 1.74%, 6/1/18, (Purchased on 5/31/18, proceeds at maturity $255,412,344, collateralized by various U.S. Treasury Obligations, (2.00% - 3.38), (8/31/21 - 5/15/44), fair value of $260,508,065)	$255,400,000
40,000,000	Goldman Sachs & Co., 1.74%, 6/1/18, (Purchased on 5/31/18, proceeds at maturity $40,001,933, collateralized by various U.S. Government Agency Obligations, (0.00% - 5.50%), (6/21/18 - 8/15/42), fair value of $40,800,031)	40,000,000
100,000,000	Mizuho Securities USA LLC, 1.76%, 6/1/18, (Purchased on 5/31/18, proceeds at maturity $100,004,889, collateralized by various U.S. Government Agency Obligations, (0.00% - 6.25%), (6/4/18 - 4/20/48), fair value of $102,000,095)	100,000,000
110,000,000	RBC Capital Markets LLC, 1.78%, 6/1/18, (Purchased on 5/31/18, proceeds at maturity $110,005,439, collateralized by various U.S. Government Agency Obligations, (0.00% - 9.00%), (6/11/18 - 11/15/46), fair value of $112,200,077)	110,000,000
140,000,000	Wells Fargo Securities LLC, 1.75%, 6/1/18, (Purchased on 5/31/18, proceeds at maturity $140,006,806, collateralized by various U.S. Government Agency Obligations, (0.00% - 7.13%), (7/15/18 - 5/20/44), fair value of $142,800,076)	140,000,000
Total Repurchase Agreements		680,422,016

Investment Companies (0.4%)

6,000,000	Federated Government Obligations Fund, 1.61%	6,000,000
Total Investment Companies		6,000,000

Total Investments (Cost $1,505,823,969) - 100.1%		1,505,823,969
Liabilities in excess of other assets — (0.1)%		(1,172,413)
Net Assets - 100.0%		$1,504,651,556

(a)	Rate represents the effective yield at purchase.

LIBOR	London Interbank Offered Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
USBMMY3M	3 Month Treasury Bill Rate

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (11.1%)
$1,886,554	AccessLex Institute, Series 2007-1, Class C, 2.15% (US0003M + 40 bps), 10/25/35*(a)	$1,776,806
32,846	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33(b)	32,732
6,777	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34*(c)	6,845
60,600	Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, 3.67% (US0001M + 175 bps), 5/15/33*	60,632
558	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32*(c)	562
10,458	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 2.14% (US0001M + 22 bps), 1/15/34*	10,314
1,419,875	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.72%, 9/26/33*(c)	1,524,910
497,955	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 3.83% (US0001M + 188 bps), 11/25/34*	255,097
426	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(c)	426
220,777	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21*(b)(c)	220,879
1,252,496	New Century Home Equity Loan Trust, Series 2005-A, Class A4W, 4.52%, 8/25/35*(c)	1,294,561
622,334	Raspro Trust, Series 2005-1A, Class 10A1, 2.60% (US0003M + 40 bps), 3/23/24(b)	618,652
410,465	RBSSP Resecuritization Trust, Series 2009-5, Class 13A4, 2.41% (US0001M + 50 bps), 8/26/37(b)	410,292
182,691	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32*	184,951
56	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34*(c)	56
14,290	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.82%, 12/25/33*(c)	14,354
174,856	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.22%, 5/25/35*(c)	164,868
1,288,833	Structured Asset Investment Loan, Series 2004-10, Class A4, 2.96% (US0001M + 100 bps), 11/25/34*	1,292,762
1,358,753	Structured Asset Securities Corp Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34(c)	1,381,278
1,281,067	Sun Trust Student Loan Trust, Series 2006-1A, Class B, 2.63% (US0003M + 27 bps), 10/28/37(a)(d)	1,189,787
Total Asset Backed Securities		10,440,764

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities† (42.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
$151,647	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.72%, 2/25/36*(c)	$133,773
13,169	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.82%, 7/25/35*(c)	11,536
29,627	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 2.87% (12MTA + 131 bps), 7/20/35*	23,929
2,259	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 2.06% (US0001M + 10 bps), 10/25/36*	1,751
29,290	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32%, 10/25/33*(c)	29,270
7,662	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36*(c)	7,230
17,161	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 3.36%, 9/25/34*(c)	17,010
46,763	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(b)(c)	46,755
52,512	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 3.81%, 4/21/34*(c)	53,856
21,458	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 4.22%, 8/25/35*(c)	21,439
60,009	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.12%, 9/25/34*(c)	59,756
32,391	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.50%, 1/25/36*(c)	27,856
		434,161
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
21,133	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35*	19,715
33,151	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36*	31,951
16,527	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19*	16,664
25,656	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35*	23,284

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$28,109	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36*	$21,721
27,082	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36*	23,496
27,483	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37*	23,508
173,834	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	123,332
83,685	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34*	86,495
68,282	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36*	56,931
22,684	Master Adjustable Rate Mortgage Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20*	22,834
113,681	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19*	113,627
16,734	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	17,000
5,374	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	5,635
437,701	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	462,401
25,023	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34*	25,493
5,970	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34*	6,349
16,424	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18*	16,339
6,620	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19*	6,639
23,144	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19*	23,010
49,889	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36*	45,546
783	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18*	779
49,176	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36*	31,659
39,749	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37*	34,728
29,009	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35*	27,795
		1,266,931
Prime Adjustable Rate Mortgage Backed Securities (9.6%)
50,615	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 3.54%, 3/25/35*(c)	49,560

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$9,814	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 3.84%, 5/25/35(c)	$9,956
346,972	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36*(c)	136,943
14,679	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 3.69%, 2/25/36*(c)	13,692
9,391	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.80%, 11/20/36*(c)	9,132
13,081	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.84%, 9/25/33*(c)	12,983
7,609	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 4.10%, 6/25/34*(c)	7,613
10,798	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 3.33%, 9/25/34*(c)	10,278
15,737	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 3.52% (H15T1Y + 230 bps), 10/25/35*	16,085
7,161	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 3.64%, 1/25/35*(c)	7,347
53,267	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.98%, 10/25/36*(c)	51,127
42,727	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.22%, 3/25/31*(c)	42,710
20,833	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.16%, 7/25/37*(c)	18,581
24,542	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 3.61%, 8/25/35(c)	24,656
575,284	Coast Savings & Loan Association, Series 1992-1, Class A, 2.76%, 7/25/22*(c)	582,989
1,580,187	COLT Morgage Loan Trust, Series 2016-7, Class A1, 3.00%, 5/25/46*(b)(c)	1,595,532
1,028,448	COLT Morgage Loan Trust, Series 2016-1, Class A2, 3.50%, 5/25/46(b)	1,031,652
10,461	Countrywide Home Loans, Series 2003-60, Class 2A1, 3.48%, 2/25/34*(c)	10,372
33,169	Countrywide Home Loans, Series 2004-12, Class 10A1, 3.55%, 8/25/34*(c)	32,426
17,879	Countrywide Home Loans, Series 2003-58, Class 2A2, 3.73%, 2/19/34*(c)	18,064
292	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33*(c)	268
42,359	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 3.67%, 11/25/32*(c)	17,607
50,664	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.79%, 11/25/34*(c)	51,659

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$1,267,900	EverBank Mortgage Loan Trust, Series 2018-1, Class A4, 3.50%, 2/25/48(b)(c)	$1,262,710
21,757	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 3.35%, 10/25/35*(c)	20,788
126,160	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.80%, 11/19/35*(c)	120,506
23,208	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.96%, 7/25/35(b)(c)	23,233
60,141	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.65%, 4/25/35*(c)	59,825
34,638	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.02%, 11/25/35*(c)	34,516
98,214	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.77%, 1/19/35*(c)	96,957
15,293	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 3.95%, 12/19/35*(c)	15,149
637,269	Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1, 2.41% (US0001M + 45 bps), 7/25/34*	638,379
18,488	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.37%, 8/25/34*(c)	18,363
52,986	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.39%, 9/25/36*(c)	52,624
36,265	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.48%, 7/25/36*(c)	31,904
54,302	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.61%, 8/25/36*(c)	44,467
42,469	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 3.62%, 8/25/34*(c)	41,933
1,419,172	JPMorgan Mortgage Trust, Series 2018-1, Class A5, 3.50%, 6/25/48*(c)	1,406,089
4,029	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 3.63%, 8/25/36*(c)	3,787
6,039	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 3.71%, 7/25/35*(c)	6,145
2,348	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 3.68%, 2/25/34*(c)	2,355
15,536	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 4.07%, 7/25/34*(c)	15,636
21,804	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 3.45%, 12/25/34*(c)	21,925
32,057	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 3.64%, 8/25/34*(c)	32,637
24,595	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.84%, 8/25/34*(c)	24,524

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$58,203	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 3.56%, 12/25/34*(c)	$56,152
3,774	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 3.71%, 2/25/34*(c)	3,816
41,950	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.96%, 11/25/34*(c)	42,119
158,400	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 4.20%, 4/25/34*(c)	157,949
16,798	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 3.51%, 12/27/35*(c)	16,734
31,638	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 3.54%, 7/25/33*(c)	31,855
708,883	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 3.43%, 9/25/37*(c)	714,950
10,304	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.89%, 8/20/35*(c)	1,802
16,264	Washington Mutual, Series 2006-AR10, Class 1A2, 3.30%, 9/25/36*(c)	15,742
3,008	Washington Mutual, Series 2006-AR8, Class 1A1, 3.31%, 8/25/46*(c)	2,823
11,449	Washington Mutual, Series 2004-AR3, Class A2, 3.95%, 6/25/34*(c)	11,677
13,941	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 2.38% (US0001M + 42 bps), 7/25/44*	13,986
105,654	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 3.04%, 11/25/36*(c)	100,612
10,672	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 3.74%, 7/25/34*(c)	10,914
3,659	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 3.76%, 4/25/36*(c)	3,712
40,710	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 3.84%, 2/25/35*(c)	41,581
19,974	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 3.91%, 8/25/33*(c)	20,338
6,778	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 3.92%, 12/25/34*(c)	7,039
6,985	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 3.95%, 6/25/34*(c)	7,198
13,076	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 3.95%, 6/25/34*(c)	13,313
		8,999,996

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities (2.3%)
$416,362	Agate Bay Mortgage Trust, Series 2015-7, Class A6, 3.00%, 10/25/45(b)(c)	$412,392
742,623	BCAP LLC Trust, Series 2013-RR2, Class 7A1, 3.00%, 7/26/36(b)(c)	746,664
20,891	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31*	21,308
129,330	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34*	136,476
19,882	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34*	21,471
19,930	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19*	20,059
105,065	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	106,760
55,523	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	56,438
32,089	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33*	34,351
85,902	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32*	49,852
143,180	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32*	155,854
32,922	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36*	25,740
60,507	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33*	60,735
11,897	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20*	11,895
30,788	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35*	24,656
16,032	JPMorgan Re-REMIC, Series 2009-7, Class 10A1, 6.25%, 1/27/37(b)(c)	16,128
17,037	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36*	15,190
3,182	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18*	3,179
5,286	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20*	5,326
12,477	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35*	11,795
21,784	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32*	22,362
125,017	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	131,216
5,411	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	5,413

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$1,024	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18*	$1,025
59	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18*	59
98	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/33*	98
28,796	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19*	28,893
13,432	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19*	13,596
		2,138,931
Subprime Mortgage Backed Securities (7.0%)
1,524,219	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75%, 2/25/55*(b)(c)	1,509,003
1,255,331	Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56*(b)(c)	1,234,251
2,516,838	Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57*(b)(c)	2,481,978
1,384,185	Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(c)	1,354,975
		6,580,207
U.S. Government Agency Mortgage Backed Securities (21.9%)
565,769	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	515,926
381,685	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	368,740
786,454	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	756,404
842,725	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	804,847
623,057	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	592,605
351,242	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	335,503
534,958	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	517,976
263,169	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	253,707
457,993	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	444,441
99,932	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	99,295
215,878	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	215,631
215,437	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	216,506
769,104	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	755,360
7,461	Fannie Mae, 3.11% (H15T1Y + 187 bps), 12/1/22, Pool #303247	7,611
29,952	Fannie Mae, 3.17% (US0012M + 132 bps), 1/1/35, Pool #805386	31,001
49,884	Fannie Mae, 3.45% (H15T1Y + 229 bps), 2/1/30, Pool #556998	50,867
5,136	Fannie Mae, 3.53% (H15T1Y + 216 bps), 6/1/32, Pool #725286	5,251
1,185,934	Fannie Mae, Series 2003-W14, Class 2A, 4.22%, 1/25/43*(c)	1,245,922
966,147	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33*(c)	1,001,853
25,849	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32*(c)	26,798
2,385	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	2,470
26,954	Fannie Mae, Series 2001-W2, Class AF6, 6.59%, 10/25/31*(c)	28,409
14,037	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31*(c)	15,795
118	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	123

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$458	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	$483
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,094
366,288	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	353,152
1,485,556	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	1,423,230
1,077,684	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(c)	1,044,245
304,615	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	294,564
501,958	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	479,952
859,847	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	837,729
1,047,644	Freddie Mac, Series 4079, Class WA, 2.00%, 8/15/40	1,013,503
449,765	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	430,917
1,528,171	Freddie Mac, Series: 4272, Class YG, 2.00%, 11/15/26	1,493,119
112,011	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	110,547
746,456	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	726,894
793,380	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	776,942
758,135	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	734,090
124,056	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	123,814
46,829	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	46,952
144,983	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	142,477
896,837	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	887,322
6,439	Freddie Mac, 3.38% (US0006M + 154 bps), 4/1/36, Pool #1N0148	6,655
682,926	Freddie Mac, Series T-67, Class 1A1C, 3.55%, 3/25/36*(c)	698,158
22,177	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	22,657
47,254	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	46,863
5,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	5,117
1,501	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21*	1,536
1,292	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21*	1,316
1,293	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21*	1,330
52	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21*	52
1,420	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23*	1,506
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26*	1,057
2,213	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	2,372

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,672	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22*	$1,792
396,323	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	351,022
17,451	Government National Mortgage Assoc., 2.62% (H15T1Y + 150 bps), 5/20/34, Pool #80916	18,132
34,428	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40*	34,240
2,317	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 12/20/21, Pool #8889	2,326
3,346	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 12/20/27, Pool #80141	3,448
5,968	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 11/20/29, Pool #876947	5,948
3,927	Government National Mortgage Assoc., 3.37% (H15T1Y + 150 bps), 1/20/23, Pool #8123	3,997
4,951	Government National Mortgage Assoc., 3.37% (H15T1Y + 150 bps), 1/20/25, Pool #8580	5,073
2,788	Government National Mortgage Assoc., 3.37% (H15T1Y + 150 bps), 3/20/26, Pool #8832	2,826
4,063	Government National Mortgage Assoc., 3.37% (H15T1Y + 150 bps), 3/20/29, Pool #80263	4,082
6,554	Government National Mortgage Assoc., 3.50% (H15T1Y + 150 bps), 1/20/25, Pool #8585	6,722
128	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	143
115	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	121
38	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	39
344	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	352
		20,442,949
Total Mortgage Backed Securities		39,863,175

Corporate Bonds (16.4%)
Banks (9.1%)
1,450,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	1,438,035
500,000	Export-Import Bank of Korea, 2.13%, 1/25/20	491,577
1,050,000	Export-Import Bank of Korea, 2.25%, 1/21/20	1,034,658
1,500,000	Korea Development Bank, 3.00%, 3/17/19	1,501,687
1,500,000	Mizuho Financial Group, 2.95%, 2/28/22	1,469,133
1,000,000	Mizuho Financial Group, Inc., 3.55%, 3/5/23	995,492
1,500,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	1,446,325

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Banks, continued:
		$8,376,907
Capital Markets (0.1%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (e)	62,000
Diversified Telecommunication Services (1.8%)
1,743,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100 *	1,722,384
Internet Software & Services (2.8%)
1,420,000	Baidu, Inc., 2.75%, 6/9/19	1,414,953
1,250,000	eBay, Inc., 2.84% (US0003M + 48 bps), 8/1/19	1,252,685
		2,667,638
Multiline Retail (2.1%)
2,010,000	Macys Retail Holdings, Inc., 3.88%, 1/15/22, Callable 10/15/21 @ 100 *	2,007,554
Thrifts & Mortgage Finance (0.5%)
447,000	Aviation Capital Group LLC, 7.13%, 10/15/20 (b)	482,782
Total Corporate Bonds		15,319,265

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds (2.8%)
Delaware (1.1%)
$1,000,000	State of Delaware, Build America Bonds, GO, Series D, 5.60%, 10/1/29, Continuously Callable @100	$1,036,510
Georgia (1.7%)
1,500,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	1,573,380
Total Taxable Municipal Bonds		2,609,890

U.S. Treasury Obligations (23.2%)
U.S. Treasury Notes
13,000,000	1.25%, 12/15/18	12,939,571
5,500,000	2.25%, 2/29/20	5,487,324
3,500,000	2.25%, 2/15/27	3,343,867
		21,770,762
Total U.S. Treasury Obligations		21,770,762

Investment in Affiliates (3.7%)
3,497,477	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.51%(f)	3,497,477
Total Investment in Affiliates		3,497,477

Total Investments (Cost $96,139,991) - 99.7%		93,501,333
Other assets in excess of liabilities — 0.3%		293,352
Net Assets - 100.0%		$93,794,685

(a)	The Adviser has deemed these securities to be illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2018, illiquid securities were 3.2% of the Fund’s net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2018.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2018, illiquid securities were 1.3% of the Fund’s net assets.
(e)	Issuer has defaulted on the payment of interest.
(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (4.4%)
$327,003	AccessLex Institute, Series 2007-1, Class C, 2.15% (US0003M + 40 bps), 10/25/35*(a)	$307,979
113,999	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 2.68% (US0001M + 72 bps), 10/25/34*	114,282
7,437	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(b)	7,627
80,197	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21*(b)(c)	80,234
165,673	Raspro Trust, Series 2005-1A, Class 10A1, 2.60% (US0003M + 40 bps), 3/23/24(c)	164,692
34	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34*(b)	34
570,000	SLM Student Loan Trust, Series 2012-7, Class B, 3.76% (US0001M + 180 bps), 9/25/43*	569,999
204,488	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(c)	205,653
Total Asset Backed Securities		1,450,500

Mortgage Backed Securities† (29.5%)
Alt-A - Fixed Rate Mortgage Backed Securities (2.6%)
7,555	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20*	7,439
76,553	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	73,731
5,652	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35*	5,537
18,070	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34*	18,288
91,492	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	64,912
80,386	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.57%, 6/25/36*(b)	77,273
15,926	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34*	16,125
7,864	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19*	7,425
23,692	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34*	24,593
3,513	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	3,568
63,271	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	65,162
26,030	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	26,624

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$9,327	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33*	$9,769
25,538	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34*	26,700
39,160	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34*	39,526
13,561	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35*(b)	13,643
37,975	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(b)	29,209
6,235	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35*(b)	6,429
99,120	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(b)	40,386
51,128	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 4.30%, 10/25/40(b)(c)	50,118
1,103	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18*	1,101
12,576	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35*	12,294
12,700	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21*	11,997
18,626	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	17,308
35,227	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36*	26,399
52,309	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35*	43,900
74,849	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36*	66,347
79,674	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35*	75,489
		861,292
Prime Adjustable Rate Mortgage Backed Securities (1.7%)
13,410	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.80%, 11/20/34*(b)	13,119
15,686	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.74%, 11/25/34*(b)	15,674
4,680	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 3.83%, 10/25/33*(b)	4,846
12,419	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.75%, 2/25/34*(b)	11,808
18,427	Countrywide Home Loans, Series 2004-12, Class 10A1, 3.55%, 8/25/34*(b)	18,015
27,892	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.43%, 4/25/37*(b)	24,856

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$8,534	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 3.58%, 4/25/36*(b)	$8,123
43,895	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.65%, 10/25/36*(b)	39,848
385,766	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.77%, 9/25/35*(b)	367,176
68,875	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 3.85%, 2/25/35*(b)	70,633
5,152	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.89%, 8/20/35*(b)	901
1,976	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.35%, 5/25/34*(b)	2,017
		577,016
Prime Fixed Mortgage Backed Securities (1.9%)
12,785	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35*(b)	12,624
19,820	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37*	16,619
13,693	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	14,047
15,489	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34*	17,185
8,240	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33*	8,421
6,105	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	6,105
4,575	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24*	4,537
14,152	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35*	12,599
1,875	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19*	1,904
28,314	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33*	29,491
4,452	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18*	4,445
14,554	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	14,794
349,664	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34	348,225
562	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19*	563
928	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32*	944
34,799	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	36,572
3,155	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34*	3,328

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$78,712	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32*	$77,334
15,512	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	16,281
197	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30*	215
187	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18*	185
2,126	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33*	2,148
975	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	1,056
		629,622
Subprime Mortgage Backed Securities (1.3%)
143,266	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58(b)(c)	141,570
300,000	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58(b)(c)	299,025
		440,595
U.S. Government Agency Mortgage Backed Securities (22.0%)
70,721	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	64,491
188,290	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	184,374
430,400	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	408,766
422,214	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	406,915
103,843	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	98,767
131,584	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	126,854
183,198	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	177,777
184,863	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	180,168
49,966	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	49,647
324,070	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	312,025
504,274	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	482,018
199,687	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	199,458
53,859	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	54,127
415,462	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	405,954
404,869	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	401,083
509	Fannie Mae, Series 1992-45, Class F, 3.03% (T7Y ), 4/25/22	504
5,542	Fannie Mae, 3.37% (US0012M + 162 bps), 9/1/33, Pool #739372	5,708
2,941	Fannie Mae, 3.61% (US0012M + 186 bps), 1/1/37, Pool #906675	3,109
1,365	Fannie Mae, 3.62% (H15T1Y + 250 bps), 7/1/23, Pool #224951	1,372
206	Fannie Mae, 6.00%, 4/1/35, Pool #735503	229
394	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	397

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,592	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	$1,637
1,772	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	1,958
15,287	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42*	17,594
705	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31*	800
2,130	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	2,264
928	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	984
146	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	152
784	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	828
189	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	199
193	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	201
113	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	118
91,572	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	88,288
207,891	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	199,169
238,354	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	232,876
249,640	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	239,179
147,235	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	137,590
307,742	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	297,183
399,915	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	388,017
166,305	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	162,859
420,598	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	410,372
422,518	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	409,116
118	Freddie Mac, Series 1222, Class P, 2.56% (T10Y - 40 bps), 3/15/22*	118
2,716	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	2,717
221,018	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	220,259
191,122	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	187,740
256,582	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	253,859
20,079	Freddie Mac, 5.16% (H15T1Y + 228 bps), 8/1/34, Pool #755230	20,232
2,523	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21*	2,600
4,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	4,093
1,531	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21*	1,587
2,605	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22*	2,735

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,191	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24*	$2,342
753	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21*	782
2,445	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26*	2,685
545	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21*	574
3,354	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	3,572
5,239	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	5,614
91	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21*	94
266,688	Government National Mortgage Assoc., Series 2011-128, Class BL, 2.00%, 9/16/26	258,918
97,731	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	96,452
84,926	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	75,219
57,510	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	56,931
6,582	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	6,601
115	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	129
1,327	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	1,330
787	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	842
90	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	97
207	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	223
2,057	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	2,205
5,134	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	5,539
273	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	274
		7,371,490
Total Mortgage Backed Securities		9,880,015

Corporate Bonds (21.5%)
Banks (3.5%)
760,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	753,729
440,000	Wells Fargo & Co., 3.00%, 10/23/26	409,089
		1,162,818
Beverages (2.8%)
350,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	339,945
475,000	Maple Escrow Subsidiary, Inc., 3.55%, 5/25/21 (c)	477,156
134,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100 *	122,248
		939,349

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Biotechnology (1.0%)
$350,000	Amgen, Inc., 2.20%, 5/11/20	$345,399
Capital Markets (1.3%)
440,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	418,079
Diversified Telecommunication (1.3%)
460,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100 *	439,358
Diversified Telecommunication Services (0.1%)
39,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 7/6/18 @ 101 *	38,905
Hotels, Restaurants & Leisure (1.2%)
420,000	Royal Caribbean Cruises, Ltd., 2.65%, 11/28/20	413,761
Industrial Conglomerates (1.1%)
375,000	General Electric Co., 3.10%, 1/9/23	369,845
Internet Software & Services (1.2%)
400,000	eBay, Inc., 2.84% (US0003M + 48 bps), 8/1/19	400,859
Oil, Gas & Consumable Fuels (1.2%)
400,000	BP Capital Markets PLC, 2.75%, 5/10/23	389,042
Real Estate Management & Development (0.9%)
308,238	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (c)	312,518
Technology Hardware, Storage & Peripherals (1.4%)
450,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	437,926
Thrifts & Mortgage Finance (4.5%)
926,862	Preferred Term Securities XX, Class B2, 2.57% (US0003M + 45 bps), 3/22/38, Callable 7/6/18 @ 100 *(c)	782,040
953,226	Preferred Term Securities XXVI, Series B-2, 2.68% (US0003M + 56 bps), 9/22/37, Callable 7/6/18 @ 100 *(c)	729,218
		1,511,258
Total Corporate Bonds		7,179,117

Taxable Municipal Bonds (8.4%)
Illinois (1.5%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	497,240
Kansas (1.4%)
440,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	459,558
Missouri (0.5%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @100	172,730

Shares or
Principal
Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Rhode Island (1.2%)
$400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	$390,964
South Carolina (1.0%)
350,000	South Carolina Public Service Authority Revenue, Series D, 2.39%, 12/1/23	329,767
Texas (1.5%)
445,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @100, Insured by: PSF-GTD	484,418
Wisconsin (1.3%)
465,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	479,127
Total Taxable Municipal Bonds		2,813,804

U.S. Government Agency Securities (9.6%)
Fannie Mae
750,000	1.50%, 7/28/21, Callable 7/28/18 @ 100 *(b)(d)	741,590
Freddie Mac
750,000	1.25%, 6/9/21, Callable 9/9/18 @ 100 *(b)(d)	748,517
1,750,000	2.00%, 11/23/21, Callable 8/23/18 @ 100 *(b)(d)	1,723,010
		2,471,527
Total U.S. Government Agency Securities		3,213,117

U.S. Treasury Obligations (24.9%)
U.S. Treasury Inflation Indexed Notes
1,113,000	0.38%, 7/15/25	1,151,201
U.S. Treasury Notes
2,903,000	1.25%, 12/15/18	2,889,506
2,270,000	2.25%, 2/29/20	2,264,768
2,095,000	2.25%, 2/15/27	2,001,543
		7,155,817
Total U.S. Treasury Obligations		8,307,018

Investment in Affiliates (2.1%)
718,270	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.51%(e)	718,270
Total Investment in Affiliates		718,270
Total Investments (Cost $34,152,165) - 100.4%		33,561,841
Liabilities in excess of other assets — (0.4)%		(149,002)
Net Assets - 100.0%		$33,412,839

(a)	The Adviser has deemed these securities to be illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2018, illiquid securities were 0.9% of the Fund’s net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2018.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2018.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MAC	Municipal Assurance Corporation
PSF-GTD	Public School Fund Guaranteed
T10Y	10 Year Treasury Constant Maturity Rate
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments

May 31, 2018

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities (1.6%)
$1,031,316	AccessLex Institute, Series 2007-1, Class C, 2.15% (US0003M + 40 bps), 10/25/35*(a)	$971,321
14,130	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(b)	14,491
30,732	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34*(b)	30,983
141,524	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21*(b)(c)	141,589
823	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27*(b)	830
69,908	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(c)	68,990
508,725	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(c)	511,623
Total Asset Backed Securities		1,739,827

Mortgage Backed Securities† (27.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.1%)
89,707	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.57%, 11/25/36*(b)	75,870
26,503	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36*(b)	25,374
		101,244
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
18,388	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35*	18,302
26,510	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46*	27,254
45,932	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	44,239
27,647	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37*	18,042
93,420	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35*	89,960
129,957	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	115,075
13,750	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34*	14,145
33,337	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36*	25,669

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$249,975	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37*	$184,558
251,459	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36*	180,680
24,307	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33*	25,074
5,755	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25*	5,815
41,350	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35*	42,335
25,563	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34*	25,734
64,380	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	67,498
79,088	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	81,453
26,030	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	26,624
33,020	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35*	34,625
5,977	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33*	6,143
14,884	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34*	15,489
26,609	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	24,725
271,479	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	247,399
146,121	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	108,792
		1,429,630
Commercial Mortgage Backed Securities (0.0%)
36,677	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.05%, 12/10/49(b)	36,631
Prime Adjustable Rate Mortgage Backed Securities (0.4%)
397,690	JPMorgan Mortgage Trust, Series 2005- A6, Class 2A4, 3.76%, 8/25/35*(b)	400,367
11,334	JPMorgan Mortgage Trust, Series 2006- A4, Class 3A1, 3.84%, 6/25/36*(b)	10,123
32,185	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 3.45%, 4/25/29*(b)	31,723
8,413	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.61%, 6/25/36*(b)	7,540
2,576	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.89%, 8/20/35*(b)	450
		450,203
Prime Fixed Mortgage Backed Securities (1.2%)
3,255	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32*	3,298
197,100	Chaseflex Trust, Series 2006-2, Class A5, 4.72%, 9/25/36*(b)	194,146

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$37,238	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	$38,201
66,024	Countrywide Home Loans, Series 2005- J1, Class 1A8, 5.50%, 2/25/35*	66,129
8,928	Countrywide Home Loans, Series 2004- 18, Class A1, 6.00%, 10/25/34*	9,246
11,278	Countrywide Home Loans, Series 2004- 21, Class A10, 6.00%, 11/25/34*	11,649
117,675	Countrywide Home Loans, Series 2007- J3, Class A10, 6.00%, 7/25/37*	97,512
6,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	6,160
125,054	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35*	70,593
2,416	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21*	2,257
134	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	136
3,016	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33*(b)	3,063
41,787	JPMorgan Mortgage Trust, Series 2006- A2, Class 3A2, 3.62%, 4/25/36*(b)	38,088
36,494	JPMorgan Mortgage Trust, Series 2004- S2, Class 4A5, 6.00%, 11/25/34*	36,025
6,625	JPMorgan Re-REMIC, Series 2009-7, Class 10A1, 6.25%, 1/27/37(b)(c)	6,664
1,871	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32*	1,888
43,657	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	45,881
10,133	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33*	10,301
194,591	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32*	195,511
41,141	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36*	15,633
339,680	Washington Mutual Mortgage Pass- Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35*	331,154
12,157	Washington Mutual Mortgage Pass- Through Certificates, Series 2004- CB1, Class 4A, 6.00%, 6/25/34*	12,866
87,539	Washington Mutual Mortgage Pass- Through Certificates, Series 2004- RA1, Class 2A, 7.00%, 3/25/34*	94,842
4,343	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37*	4,400
		1,295,643
Subprime Mortgage Backed Securities (2.0%)
844,353	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(c)	826,535
382,043	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58(b)(c)	377,521
850,000	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58(b)(c)	847,238
		2,051,294
U.S. Government Agency Mortgage Backed Securities (22.3%)
333,140	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	320,560
313,817	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	307,290

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$478,028	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	$447,835
1,017,467	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	966,322
1,076,265	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	1,018,242
560,751	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	533,344
425,758	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	399,578
512,764	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	492,786
263,169	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	253,707
228,998	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	222,222
308,915	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	301,070
509,770	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	490,600
99,932	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	99,295
243,052	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	234,019
215,878	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	215,631
53,859	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	54,127
1,000,165	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	983,036
257,430	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	259,207
812,570	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	804,970
868,716	Fannie Mae, Series 2016-10, Class BA, 3.00%, 3/25/46(b)	860,110
21,812	Fannie Mae, 3.66% (H15T1Y + 231 bps), 12/1/27, Pool #422279	22,316
69,271	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	70,786
132	Fannie Mae, 4.50%, 5/1/19, Pool #761398	133
589	Fannie Mae, 5.00%, 8/1/33, Pool #730856	631
242	Fannie Mae, 5.00%, 7/1/35, Pool #832198	259
362	Fannie Mae, 5.50%, 2/1/33, Pool #683351	393
200	Fannie Mae, 5.50%, 9/1/34, Pool #725773	217
3,914	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	4,304
1,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	1,098
2,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	2,147
10,273	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	10,914
4,784	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	5,033
55,029	Fannie Mae Whole Loan, Series 2003- W6, Class 6A, 3.94%, 8/25/42*(b)	56,304

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$24,607	Fannie Mae Whole Loan, Series 2002- W11, Class AF5, 5.48%, 11/25/32*(b)	$24,874
201,458	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	194,233
476,708	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	465,752
266,856	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	261,960
100,392	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	95,990
1,186,223	Freddie Mac, Series 4031, Class PA, 2.00%, 3/15/42	1,107,508
1,209,408	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	1,142,605
245,391	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	229,317
1,118,937	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	1,089,614
307,763	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41*	300,082
1,175,574	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	1,135,238
827,649	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	803,026
709,465	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	694,765
736,046	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	718,152
1,249,574	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	1,209,942
6,111	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	6,112
331,526	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	330,389
375,399	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	373,755
647,449	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	640,580
271,607	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	275,215
94,982	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	96,384
140,514	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	140,287
14,582	Freddie Mac, 4.00% (H15T1Y + 213 bps), 4/1/24, Pool #409624	14,650
2,381	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	2,477
237	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	261
2,836	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	3,071
1,518	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	1,709
17,826	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	19,344
588	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	601
3,541	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	3,772

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$184,007	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	$162,975
761,040	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	755,476
269,546	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	264,999
50,070	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	51,422
4,054	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	4,220
11,677	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	12,625
5,384	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	5,691
6	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	6
1,589	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	1,607
1,113,290	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45*(b)(c)	1,099,700
		23,178,872
Total Mortgage Backed Securities		28,543,517

Corporate Bonds (15.0%)
Banks (5.0%)
1,320,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	1,309,108
1,315,000	BB&T Corp., 2.15%, 2/1/21, Callable 1/1/21 @ 100, MTN *	1,286,058
850,000	Korea Development Bank, 2.75%, 3/19/23	818,660
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	703,296
1,300,000	Wells Fargo & Co., 3.00%, 10/23/26	1,208,671
		5,325,793
Beverages (1.7%)
1,025,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	995,554
450,000	Maple Escrow Subsidiary, Inc., 4.42%, 5/25/25, Callable 3/25/25 @ 100 *(c)	454,269
434,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100 *	395,939
		1,845,762
Capital Markets (1.4%)
1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	1,235,233
200,000	Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100 *	189,889
		1,425,122
Diversified Telecommunication (1.1%)
1,200,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100 *	1,146,152
Diversified Telecommunication Services (0.2%)
107,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/6/18 @ 101 *	105,925
118,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 7/6/18 @ 101 *	117,711

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Diversified Telecommunication Services, continued:
		$223,636
Health Care Facilities (0.3%)
270,000	CVS Health Corp., 3.35%, 3/9/21	270,351
Health Care Providers & Services (1.1%)
1,185,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	1,116,682
Hotels, Restaurants & Leisure (0.3%)
345,000	Royal Caribbean Cruises, 5.25%, 11/15/22	366,061
Industrial Conglomerates (1.1%)
1,120,000	General Electric Co., 3.10%, 1/9/23	1,104,604
IT Services (0.6%)
600,000	International Business Machine Corp., 1.63%, 5/15/20	586,679
Oil, Gas & Consumable Fuels (0.6%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	583,563
Real Estate Management & Development (0.4%)
462,358	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (c)	468,777
Technology Hardware, Storage & Peripherals (1.2%)
1,300,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	1,265,119
Total Corporate Bonds		15,728,301

Taxable Municipal Bonds (11.6%)
Georgia (2.5%)
2,500,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	2,622,299
Kansas (1.5%)
1,510,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	1,577,120
Missouri (0.2%)
235,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @100	246,010
New York (1.2%)
1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @100	1,211,767
Oklahoma (2.1%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	522,500
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,688,495
		2,210,995

Shares or
Principal
Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Pennsylvania (1.1%)
$1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Continuously Callable @100, AGM	$1,168,319
Texas (1.8%)
1,695,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @100, Insured by: PSF-GTD	1,845,143
Utah (1.2%)
1,175,000	Central Utah Water Conservancy District Taxable Water Conservancy Revenue, Build America Bonds, 5.70%, 10/1/40, Continuously Callable @100	1,238,215
Total Taxable Municipal Bonds		12,119,868

U.S. Government Agency Securities (9.2%)
Fannie Mae
1,650,000	1.50%, 7/28/21, Callable 7/28/18 @ 100 *(b)(d)	1,631,499
2,000,000	2.00%, 4/28/26, Callable 7/28/18 @ 100 *(b)	1,982,748
		3,614,247
Freddie Mac
1,000,000	1.25%, 6/9/21, Callable 9/9/18 @ 100 *(b)(d)	998,022
1,750,000	Series 0005, 1.75%, 9/30/21, Callable 6/30/18 @ 100 *(b)	1,738,109
1,670,000	1.75%, 8/25/21, Callable 8/25/18 @ 100 *(b)	1,639,502
1,650,000	2.00%, 5/25/21, Callable 8/25/18 @ 100 *(b)(d)	1,636,653
		6,012,286
Total U.S. Government Agency Securities		9,626,533

U.S. Treasury Obligations (30.8%)
U.S. Treasury Bonds
12,314,000	2.25%, 8/15/46	10,594,850
U.S. Treasury Inflation Indexed Notes
4,100,000	0.38%, 7/15/25	4,240,723
U.S. Treasury Notes
5,151,000	1.25%, 12/15/18	5,127,056
4,126,000	1.38%, 9/30/23	3,856,521
4,100,000	2.25%, 2/29/20	4,090,551
4,613,000	2.25%, 2/15/27	4,407,217
		17,481,345
Total U.S. Treasury Obligations		32,316,918

Investment in Affiliates (4.5%)
4,665,550	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.51%(e)	4,665,550
Total Investment in Affiliates		4,665,550
Total Investments (Cost $107,698,965) - 100.0%		104,740,514
Other assets in excess of liabilities — 0.0%		13,937
Net Assets - 100.0%		$104,754,451

(a)	The Adviser has deemed these securities to be illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2018, illiquid securities were 0.9% of the Fund’s net assets.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2018.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2018.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PSF-GTD	Public School Fund Guaranteed
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Strategic Enhanced Yield Fund

Schedule of Portfolio Investments

May 31, 2018

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities (19.0%)
$40,566	Bayview Financial Mortgage Pass, Series 2005-D, Class AF4, 5.50%, 12/28/35*(a)	$40,897
28,540	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.10%, 5/25/35(a)	28,887
18,793	Credit-Based Asset Servicing & Securitization LLC, Series 2005- CB6, Class A4, 3.73%, 6/25/35*(a)	18,731
29,089	Equity One Mortgage Pass, Series 2003-4, Class AF5, 6.20%, 10/25/34*(a)	29,142
25,059	GMAC Mortgage Home Loan Trust, Series 2003-HE2, Class A4, 5.12%, 4/25/33(a)	25,071
37,794	Residential Asset Securities Corp., Series 2004-KS8, Class MI1, 5.34%, 9/25/34*(a)	38,807
16,633	Residential Funding Mortgage Securities II, Series 2001-HI3, Class AI7, 7.56%, 7/25/26*(a)	16,546
Total Asset Backed Securities		198,081

Mortgage Backed Securities† (40.5%)
Alt-A - Fixed Rate Mortgage Backed Securities (15.7%)
26,524	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A1, 5.75%, 6/25/34*(a)	26,762
19,869	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.75%, 12/25/33*	20,365
32,134	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 4A3, 6.00%, 8/25/34*	33,076
30,990	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	32,004
25,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33*	25,599
26,147	Structured Asset Securities Corp., Series 2004-4XS, Class A3A, 5.28%, 2/25/34*(a)	26,454
		164,260
Prime Adjustable Rate Mortgage Backed Securities (1.9%)
19,170	Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2, 4.16%, 5/25/34(a)	19,553
Prime Fixed Mortgage Backed Securities (22.9%)
25,075	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34*	26,300
17,351	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36*	17,238
20,505	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36*	21,009

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$23,000	Countrywide Home Loans, Series 2004- 10, Class A4, 5.25%, 7/25/34	$23,602
23,000	Countrywide Home Loans, Series 2004- 4, Class A4, 5.25%, 5/25/34*	23,209
24,903	Countrywide Home Loans, Series 2004- 4, Class A9, 5.50%, 5/25/34*	25,546
16,000	Countrywide Home Loans Mortgage Pass, Series 2004-9, Class A5, 5.25%, 6/25/34*	16,031
29,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	29,771
14,000	Countrywide Home Loans Mortgage Pass, Series 2004-8, Class 1A7, 5.75%, 7/25/34*	14,534
26,803	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34*	27,455
14,000	WaMu Mortgage Pass, Series 2004- RS1, Class A3, 5.50%, 11/25/33*	14,263
		238,958
Total Mortgage Backed Securities		422,771

Corporate Bonds (1.8%)
Specialty Retail (1.8%)
25,000	Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100 *	19,174
Total Corporate Bonds		19,174

U.S. Treasury Obligations (29.7%)
U.S. Treasury Bonds
159,000	2.25%, 8/15/46	136,801
U.S. Treasury Notes
50,000	1.25%, 12/15/18	49,768
40,000	1.38%, 9/30/23	37,388
90,000	2.25%, 2/15/27	85,985
		173,141
Total U.S. Treasury Obligations		309,942

Investment in Affiliates (6.2%)
64,767	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.51%(b)	64,767
Total Investment in Affiliates		64,767
Total Investments (Cost $1,015,885) - 97.2%		1,014,735
Other assets in excess of liabilities — 2.8%		29,519
Net Assets - 100.0%		$1,044,254

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2018.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Strategic Enhanced Yield Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments

May 31, 2018

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds (98.5%)
Alabama (0.9%)
$100,000	State of Alabama, GO, Series B, 5.00%, 8/1/18	$100,554
Alaska (2.7%)
300,000	Valdez Alaska Marine Terminal Revenue, Series C, 0.91%, 12/1/29, Continuously Callable @100(a)	300,000
Arizona (1.8%)
50,000	City of Phoenix Civic Improvement Corp. Revenue, 4.00%, 7/1/18	50,093
145,000	Queen Creek Unified School District no 95 of Maricopa Country, GO, 3.00%, 7/1/18	145,147
		195,240
Arkansas (0.5%)
50,000	White Hall School District No 27, GO, 2.00%, 6/1/18	50,001
Colorado (1.8%)
200,000	City of Colorado Springs, Colorado Variable Rate Demand Utilities System Improvement Revenue, Series C, 1.02%, 11/1/40, Continuously Callable @100(a)	200,000
Connecticut (0.2%)
25,000	City of Stamford CT, GO, Series A, 4.00%, 6/1/21, Pre-refunded 6/1/18 @100	25,000
Florida (4.6%)
250,000	Palm Beach County Revenue, 1.10%, 7/1/32, Callable 7/2/18 @ 100*(a)	250,000

50,000	School Board of Miami-Dade County, Certificate Participation, Series A, 5.00%, 8/1/18	50,273
100,000	St Lucie County School Board Revenue, 5.00%, 10/1/18	101,098

100,000	State of Florida Board of Education, GO, Series B, 5.00%, 6/1/20, Continuously Callable @101	101,000
		502,371
Hawaii (1.8%)
200,000	City and Country of Honolulu Wastewater System Revenue, 5.00%, 7/1/18	200,533
Illinois (7.9%)
200,000	Channahon Illinois, Morris Hospital Revenue, 1.07%, 12/1/34, Continuously Callable @100(a)	200,000
200,000	City of East Moline Rock Island Country, Illinois, GO, Series B, 2.40%, 1/15/19	200,472
50,000	DuPage Country Illinois Community Unit School District no 200 Wheaton-Warrenville, GO, Series A, 4.00%, 10/1/18	50,347
200,000	Joliet Park District, Illinois, GO, Series B, 4.00%, 2/1/19	202,204
100,000	McHenry & Lake Counties Community Consolidated School District No 26, GO, Series A, 6.00%, 2/1/19	102,673
125,000	Village of Villa Park Dupage Country Illinois S, GO, Series B, 3.00%, 12/15/18	125,676
		881,372

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Iowa (0.5%)
$50,000	Worth Country, Iowa, GO, Series A, 2.50%, 6/1/18	$50,001
Kansas (0.5%)
50,000	Sherman Country, Kansas, GO, 2.00%, 7/1/18	50,006
Lousiana (2.6%)
285,000	Louisiana Public Facilities Authority Revenue, Series B-3, 1.08%, 7/1/47, Continuously Callable @100(a)	285,000
Michigan (0.2%)
25,000	City of Royal Oak Building Authority Country of Oakland Revenue, 3.00%, 9/1/18	25,087
Minnesota (0.9%)
100,000	Westbrook, Minnesota, GO, Series A, 4.60%, 2/1/29, Continuously Callable @100	101,756
Mississippi (4.1%)
450,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, Series C, 0.89%, 12/1/30, Callable 7/2/18 @ 100*(a)	450,000
Missouri (3.1%)
340,000	Health and Educational Facilities Authority of the State of Missouri Revenue, 1.09%, 2/1/31, Continuously Callable @100(a)	340,000
Nevada (5.8%)
295,000	Clark County School District, GO, Series A, 5.00%, 6/15/20, Pre- refunded 6/15/18 @100	295,325
40,000	Country of Clark Nevada, GO, 5.00%, 6/1/22, Pre-refunded 6/1/19 @100	40,000
300,000	County of Clark Nevada Industrial Development Revenue, Series A, 1.08%, 12/1/39, Continuously Callable @100(a)	300,000
		635,325
New York (1.5%)
110,000	City of Auburn, Cayuga Country, New York Public Improvement Bonds, GO, Series A, 3.00%, 6/1/18	110,004
50,000	New York State Dormitory Authority Revenue, Series A, 5.00%, 7/1/18	50,134
		160,138
North Carolina (3.4%)
375,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, Series B, 1.07%, 10/1/38, Continuously Callable @100(a)	375,000
Ohio (1.0%)
110,000	City of Huron, Ohio, GO, 2.00%, 12/1/18	110,198
Oklahoma (0.9%)
100,000	Independent School District No 89, Oklahoma Country, Okahoma, GO, 2.00%, 7/1/18	100,020
Oregon (4.6%)
50,000	City of Portland, Oregon Second Lien Sewer System Revenue, Series A, 5.00%, 8/1/18	50,278

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Oregon, continued:
$450,000	Salem Hospital Facility Authority Revenue, Series B, 1.04%, 8/15/34, Continuously Callable @100(a)	$450,000
		500,278
Pennsylvania (10.5%)
350,000	Boyertown Area School District, GO, 2.00%, 11/1/18	350,336
50,000	City of Philadelphia, Pennsylvania, GO, Series A, 5.00%, 7/15/18	50,193
100,000	Delaware Valley Regional Financial Authority Revenue, 5.50%, 8/1/18	100,611
350,000	Pennsylvania Higher Educational Facilities Authority Revenue, 5.00%, 8/15/18	352,421
305,000	Philadelphia Pennsylvania, GO, Series B, 1.05%, 8/1/31, Continuously Callable @100(a)	305,000
		1,158,561
Rhode Island (0.9%)
100,000	Town of Johnston, Rhode Island, GO, Series A, 3.00%, 6/1/18	100,003
South Carolina (1.4%)
100,000	South Carolina Transportation Infrastructure Bank Revenue, Series B, 5.00%, 10/1/18	101,068
50,000	The School District of Greenville Country South Carolina, GO, Series C, 5.00%, 6/1/18	50,005
		151,073
Tennessee (4.1%)
350,000	Clarksville Tennessee Public Building Authority Revenue, 0.97%, 1/1/33, Callable 7/1/18 @ 100*(a)	350,000
100,000	Montgomery Country Public Building Authority Revenue, 0.97%, 2/1/36, Callable 7/1/18 @ 100*(a)	100,000
		450,000
Texas (18.2%)
100,000	Austin Community College District Public Facility Corporation Lease Revenue, 5.00%, 8/1/18	100,552
25,000	City of Port Arthur, Texas, GO, 3.00%, 2/15/19	25,208
445,000	City of Sachse Texas, GO, 5.13%,2/15/28, Pre-refunded 2/15/19 @100	455,790
290,000	Clear Brook City Municipal Utility District, GO, 4.00%, 2/1/19	293,959

Shares or
Principal
Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$50,000	Del Valle Independent School District Unlimited Tax Refunding Bonds, GO, 5.00%, 6/15/18	$50,067
280,000	Fort Bend County Municipal Utility District, GO, 2.00%, 9/1/18	280,196
250,000	Gulf Coast Waste Disposal Authority Revenue, 0.91%, 6/1/20, Continuously Callable @100(a)	250,000
245,000	La Villa Independent School District, GO, 2.00%, 8/15/18	245,056
250,000	State of Texas Revenue, 4.00%, 8/30/18	251,625
50,000	Trinity River Authority Central Regional Wastewater System Revenue, 5.00%, 8/1/18	50,282
		2,002,735
Utah (2.3%)
250,000	Emery County Utah Pollution Control Revenue, 1.06%, 11/1/24, Continuously Callable @100(a)	250,000
Washington (3.6%)
320,000	City of Edmonds Washington Water & Sewer Revenue, 4.00%, 12/1/18	323,699
25,000	State of Washington Motor Vehicle Fuel, GO, Series B, 5.00%, 7/1/30, Pre-refunded 7/1/18 @100	25,067
50,000	State of Washington Various Purpose, GO, Series A, 5.00%, 8/1/18	50,281
		399,047
Wisconsin (3.5%)
50,000	City of Algoma, Kewaunee Country, Wisconsin, GO, Series A, 4.00%, 4/1/19	50,830
330,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.08%, 3/1/36, Callable 7/2/18 @ 100*(a)	330,000
		380,830
Wyoming (2.7%)
300,000	County of Lincoln Wyoming Revenue, 0.91%, 10/1/44, Continuously Callable @100(a)	300,000
Total Municipal Bonds		10,830,129

Investment in Affiliates (0.1%)
6,334	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.51%(b)	6,334
Total Investment in Affiliates		6,334
Total Investments (Cost $10,836,489) - 98.6%		10,836,463
Other assets in excess of liabilities — 1.4%		151,298
Net Assets - 100.0%		$10,987,761

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at May 31, 2018.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
GO	General Obligation

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Active Core Fund

Schedule of Portfolio Investments

May 31, 2018

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks (46.8%)
Aerospace & Defense (1.7%)
1,681	BWX Technologies, Inc.	$112,190
621	General Dynamics Corp.	125,262
653	L3 Technologies, Inc.	129,509
257	Lockheed Martin Corp.	80,837
314	Northrop Grumman Corp.	102,757
698	Raytheon Co.	146,231
107	Rockwell Collins, Inc.	14,714
988	Spirit AeroSystems Holdings, Inc., Class A	83,693
137	The Boeing Co.	48,246
394	United Technologies Corp.	49,179
		892,618
Air Freight & Logistics (0.1%)
240	Expeditors International of Washington, Inc.	17,875
133	FedEx Corp.	33,133
		51,008
Airlines (0.4%)
1,208	Alaska Air Group, Inc.	73,458
1,330	Delta Air Lines, Inc.	71,887
829	JetBlue Airways Corp.(a)	15,660
315	Southwest Airlines Co.	16,090
201	United Continental Holdings, Inc.(a)	13,988
		191,083
Auto Components (0.5%)
957	Gentex Corp.	22,997
691	Lear Corp.	136,818
2,136	The Goodyear Tire & Rubber Co.	52,182
575	Visteon Corp.(a)	71,852
		283,849
Automobiles (0.1%)
473	Thor Industries, Inc.	43,800
Banks (2.0%)
3,585	Bank of America Corp.	104,108
1,460	BB&T Corp.	76,650
1,189	BNP Paribas SA ADR	37,323
374	Citigroup, Inc.	24,942
582	Comerica, Inc.	54,877
153	Commerce Bancshares, Inc.	9,881
443	Cullen/Frost Bankers, Inc.	50,604
683	East West Bancorp, Inc.	47,455
733	First Horizon National Corp.	13,590
815	HSBC Holdings PLC ADR.	39,430
409	IBERIABANK Corp.	32,679
2,423	JPMorgan Chase & Co.	259,284
1,993	Old National Bancorp, Inc.	35,774
174	PacWest Bancorp.	9,232
2,139	People’s United Financial, Inc.	39,379
731	The PNC Financial Services Group, Inc.	104,833
2,342	U.S. Bancorp	117,077
2,974	Umpqua Holdings Corp.	70,008
835	Wells Fargo & Co.	45,082
		1,172,208
Beverages (0.7%)
104	Constellation Brands, Inc., Class A	23,200
125	Dr Pepper Snapple Group, Inc.	14,913
311	Monster Beverage Corp.(a)	15,911
1,528	PepsiCo, Inc.	153,182
3,384	The Coca-Cola Co.	145,512
		352,718

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Biotechnology (0.9%)
577	Amgen, Inc.	$103,641
324	Biogen, Inc.(a)	95,243
572	Celgene Corp.(a)	45,005
1,223	Exelixis, Inc.(a)	25,353
1,523	Gilead Sciences, Inc.	102,650
35	Regeneron Pharmaceuticals, Inc.(a)	10,511
719	United Therapeutics Corp.(a)	76,631
		459,034
Building Products (0.3%)
864	Allegion PLC	66,036
363	Lennox International, Inc.	73,802
		139,838
Capital Markets (2.1%)
667	Ameriprise Financial, Inc.	92,466
93	BlackRock, Inc.	49,683
141	CBOE Holdings, Inc.	13,756
701	CME Group, Inc.	114,194
1,719	E*Trade Financial Corp.(a)	108,899
534	Eaton Vance Corp.	28,729
121	FactSet Research Systems, Inc.	24,322
393	Federated Investors, Inc., Class B	9,538
371	Intercontinental Exchange, Inc.	26,300
1,366	Invesco, Ltd.	37,319
330	Jefferies Financial Group, Inc.	7,220
476	LPL Financial Holdings, Inc.	32,735
193	Moody’s Corp.	32,920
1,515	Morgan Stanley.	75,962
451	MSCI, Inc., Class A.	73,319
1,033	Nasdaq, Inc.	94,891
95	Northern Trust Corp.	9,739
117	Raymond James Financial, Inc.	11,298
577	S&P Global, Inc.	113,958
707	SEI Investments Co.	45,092
151	T. Rowe Price Group, Inc.	18,334
314	The Goldman Sachs Group, Inc.	70,926
		1,091,600
Chemicals (0.8%)
138	Air Products & Chemicals, Inc.	22,275
750	Axalta Coating Systems, Ltd.(a)	23,333
1,118	CF Industries Holdings, Inc.	45,995
78	Chemours Co.	3,821
426	Ecolab, Inc.	60,752
117	International Flavors & Fragrances, Inc.	14,289
540	LyondellBasell Industries NV, Class A	60,545
186	Praxair, Inc.	29,064
900	The Scotts Miracle-Gro Co.	76,616
50	The Sherwin-Williams Co.	18,963
556	Westlake Chemical Corp.	64,345
		419,998
Commercial Services & Supplies (0.5%)
386	Cintas Corp.	70,349
334	Copart, Inc.(a)	18,313
4,234	Covanta Holding Corp.	69,014
160	Republic SVCS, Inc.	10,789
1,326	Waste Management, Inc.	109,673
		278,138
Communications Equipment (1.5%)
1,067	Arista Networks, Inc.(a)	268,415
6,517	Cisco Systems, Inc.	278,341
2,081	Commscope Holding Co., Inc.(a)	61,015
781	Harris Corp.	117,517
191	Motorola Solutions, Inc.	20,502

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Communications Equipment, continued:
203	Palo Alto Networks, Inc.(a)	$42,242
		788,032
Construction & Engineering (0.1%)
837	AECOM Technology Corp.(a)	27,621
Consumer Finance (0.0%)
709	Santander Consumer USA Holdings, Inc.	12,698
Containers & Packaging (0.5%)
363	AptarGroup, Inc.	33,512
269	Bemis Co., Inc.	11,379
1,809	Berry Plastics Group, Inc.(a)	87,357
2,565	Owens-Illinois, Inc.(a)	47,709
980	Packaging Corp. of America	115,149
		295,106
Distributors (0.0%)
105	Genuine Parts Co.	9,533
Diversified Consumer Services (0.1%)
971	ServiceMaster Global Holdings, Inc.(a)	55,483
Diversified Financial Services (0.4%)
1,139	Berkshire Hathaway, Inc., Class B(a)	218,153
Diversified Telecommunication Services (0.6%)
3,730	AT&T, Inc.	120,554
158	GCI Liberty, Inc., Class A(a)	6,604
4,206	Verizon Communications, Inc.	200,500
		327,658
Electric Utilities (0.8%)
526	Alliant Energy Corp.	21,787
327	American Electric Power Co., Inc.	22,220
463	Duke Energy Corp.	35,725
1,498	Edison International	93,115
216	Eversource Energy	12,329
222	Exelon Corp.	9,189
338	NextEra Energy, Inc.	56,044
335	PG&E Corp.	14,516
378	Pinnacle West Capital Corp.	30,093
2,534	PPL Corp.	69,228
388	The Southern Co.	17,421
869	Xcel Energy, Inc.	39,557
		421,224
Electrical Equipment (0.4%)
149	AMETEK, Inc.	10,881
197	Eaton Corp. PLC	15,086
1,990	Emerson Electric Co.	140,972
1,243	nVent Electric PLC(a)	33,660
169	Regal-Beloit Corp.	13,427
57	Rockwell Automation, Inc.	9,998
		224,024
Electronic Equipment, Instruments & Components (0.5%)
202	Amphenol Corp., Class A	17,560
1,319	CDW Corp.	105,586
2,979	Corning, Inc.	80,939
708	Keysight Technologies, Inc.(a)	41,588
		245,673
Energy Equipment & Services (0.4%)
448	Halliburton Co.	22,283
3,765	Nabors Industries, Ltd.	28,125
589	Oceaneering International, Inc.	14,036
1,018	RPC, Inc.	16,716
807	Schlumberger, Ltd.	55,417
1,033	Technipfmc PLC	32,178
		168,755

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Equity Real Estate Investment Trusts (1.6%)
1,343	American Homes 4 Rent, Class A	$26,753
281	American Tower Corp.	38,882
671	Apartment Investment & Management Co., Class A	27,397
704	Apple Hospitality REIT, Inc.	13,397
94	AvalonBay Communities, Inc.	15,561
1,341	Brixmor Property Group, Inc.	21,295
1,142	Chesapeake Lodging Trust	36,807
686	Crown Castle International Corp.	71,447
552	DCT Industrial Trust, Inc.	35,952
340	Digital Reality Trust, Inc.	36,543
468	Douglas Emmett, Inc.	18,013
2,239	Duke Realty Corp.	62,961
304	Equity LifeStyle Properties, Inc.	27,634
1,016	Equity Residential	65,014
43	Essex Property Trust, Inc.	10,278
461	Host Hotels & Resorts, Inc.	9,971
702	Lamar Advertising Co.	48,592
86	Mid-America Apartment Communities, Inc.	8,046
2,104	Prologis, Inc.	135,392
137	Public Storage	29,022
178	Realty Income Corp.	9,487
177	Regency Centers Corp.	10,280
910	Retail Properties of America	11,157
212	Simon Property Group, Inc.	33,967
148	SL Green Realty Corp.	14,433
233	Ventas, Inc.	12,736
119	Vornado Realty Trust	8,295
269	Weingarten Realty Investors	7,887
247	Welltower, Inc.	14,240
		861,439
Food & Staples Retailing (0.7%)
100	Costco Wholesale Corp.	19,824
470	CVS Health Corp.	29,793
1,242	Sysco Corp.	80,767
1,136	US Foods Holding Corp.(a)	40,532
2,456	Wal-Mart Stores, Inc.	202,719
		373,635
Food Products (1.2%)
371	Campbell Soup Co.	12,480
815	General Mills, Inc.	34,466
1,921	Hormel Foods Corp.	68,945
225	Ingredion, Inc.	25,063
856	Kellogg Co.	55,118
800	Mondelez International, Inc., Class A	31,416
318	Pilgrim’s Pride Corp.(a)	6,198
2,948	Pinnacle Foods, Inc.	188,495
94	The Hershey Co.	8,464
75	The JM Smucker Co.	8,063
721	The Kraft Heinz Co.	41,443
2,505	Tyson Foods, Inc., Class A	169,012
		649,163
Gas Utilities (0.1%)
208	Atmos Energy Corp.	18,556
773	UGI Corp.	39,013
		57,569
Health Care Equipment (0.2%)
252	ABIOMED, Inc.(a)	96,047
Health Care Equipment & Supplies (1.5%)
1,356	Abbott Laboratories	83,435
2,119	Baxter International, Inc.	150,109

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS
Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Health Care Equipment & Supplies, continued:
69	Becton, Dickinson & Co.	$15,290
884	Danaher Corp.	87,764
529	Edwards Lifesciences Corp.(a)	72,637
474	Hill-Rom Holdings, Inc.	43,608
3,895	Hologic, Inc.(a)	147,582
57	IDEXX Laboratories, Inc.(a)	11,868
72	Intuitive Surgical, Inc.(a)	33,096
900	Medtronic PLC	77,688
222	Stryker Corp.	38,632
221	Teleflex, Inc.	59,042
		820,751
Health Care Providers & Services (1.3%)
649	Anthem, Inc.	143,702
317	Centene Corp.(a)	37,140
162	Cigna Corp.	27,438
190	HCA Healthcare, Inc.	19,597
300	Henry Schein, Inc.(a)	20,760
276	Humana, Inc.	80,310
224	LifePoint Health, Inc.(a)	11,838
210	Quest Diagnostics, Inc.	22,371
1,160	UnitedHealth Group, Inc.	280,151
337	Well Care Health Plans, Inc.(a)	74,703
		718,010
Health Care Technology (0.1%)
180	Cerner Corp.(a)	10,742
354	Veeva Systems, Inc.(a)	27,386
		38,128
Hotels, Restaurants & Leisure (1.1%)
223	Aramark	8,657
651	Carnival Corp.	40,544
985	Darden Restaurants, Inc.	86,099
150	Hilton Worldwide Holdings, Inc.	12,107
158	Hyatt Hotels Corp., Class A	12,913
761	McDonald’s Corp.	121,767
893	Norwegian Cruise Line Holdings,
	Ltd.(a)	46,740
959	Six Flags Entertainment Corp.	61,875
1,978	Starbucks Corp.	112,093
441	Wyndham Worldwide Corp.	47,822
244	Yum! Brands, Inc.	19,845
		570,462
Household Durables (0.8%)
2,899	D.R. Horton, Inc.	122,367
632	Garmin, Ltd.	37,977
1,333	Leggett & Platt, Inc.	55,053
41	Mohawk Industries, Inc.(a)	8,366
56	NVR, Inc.(a)	167,469
971	Pulte Homes, Inc.	29,373
410	Toll Brothers, Inc.	16,191
475	Tupperware Brands Corp.	20,026
		456,822
Household Products (0.9%)
724	Church & Dwight Co., Inc.	33,992
1,756	Colgate-Palmolive Co.	110,786
618	Energizer Holdings, Inc.	37,537
242	Kimberly-Clark Corp.	24,406
869	The Clorox Co.	105,001
2,609	The Procter & Gamble Co.	190,901
		502,623
Independent Power & Renewable Electricity Producers (0.0%)
809	AES Corp.	10,315

Shares or
Principal
Amount	Security Description	Value

Common Stocks, continued:
Industrial Conglomerates (0.5%)
647	3M Co.	$127,607
138	Carlisle Cos., Inc.	14,820
436	General Electric Co.	6,139
755	Honeywell International, Inc.	111,672
45	Roper Technologies, Inc.	12,411
		272,649
Insurance (1.2%)
512	Aflac, Inc.	23,071
168	AON PLC.	23,498
889	Assured Guaranty, Ltd.	31,550
208	Athene Holdings, Ltd.(a)	9,291
209	Chubb, Ltd.	27,314
238	Cincinnati Financial Corp.	16,510
69	Everest Re Group, Ltd.	15,545
364	First American Financial	18,957
1,585	FNF Group	58,582
227	Lincoln National Corp.	15,048
177	Loews Corp.	8,650
636	Marsh & McLennan Cos., Inc.	51,115
237	Principal Financial Group, Inc.	13,225
361	Prudential Financial, Inc.	34,959
854	The Allstate Corp.	79,832
161	The Hanover Insurance Group, Inc.	19,520
1,311	The Hartford Financial Services Group, Inc.	68,605
2,601	The Progressive Corp.	161,495
124	W.R. Berkley Corp.	9,482
		686,249
Internet & Direct Marketing Retail (0.9%)
163	Amazon.com, Inc.(a)	265,628
6	Booking Holdings, Inc.(a)	12,654
631	Expedia, Inc.	76,370
471	Netflix, Inc.(a)	165,604
		520,256
Internet Software & Services (2.7%)
308	Alphabet, Inc., Class A(a)	338,800
325	Alphabet, Inc., Class C(a)	352,622
2,755	Facebook, Inc., Class A(a)	528,353
968	Twitter, Inc.(a)	33,590
842	VeriSign, Inc.(a)	109,830
581	Zillow Group, Inc., Class A(a)	33,837
		1,397,032
IT Services (1.8%)
420	Accenture PLC, Class A	65,411
360	Amdocs, Ltd.	24,286
385	Automatic Data Processing, Inc.	50,058
773	Broadridge Financial Solutions, Inc.	89,243
379	Cognizant Technology Solutions Corp., Class A	28,558
168	Euronet Worldwide, Inc.(a)	14,080
374	Fidelity National Information Services, Inc.	38,230
2,104	Fiserv, Inc.(a)	152,750
56	International Business Machine Corp.	7,913
87	Jack Henry & Associates, Inc.	10,880
161	Leidos Holdings, Inc.	9,670
614	MasterCard, Inc., Class A	116,734
690	Paychex, Inc.	45,250
352	Paypal Holdings, Inc.(a)	28,889
1,335	The Western Union Co.	26,553
813	Total System Services, Inc.	69,259

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
IT Services, continued:
1,722	Visa, Inc., Class A	$225,100
		1,002,864
Leisure Products (0.2%)
1,069	Hasbro, Inc.	92,736
Life Sciences Tools & Services (0.6%)
494	Agilent Technologies, Inc.	30,588
432	Charles River Laboratories International, Inc.(a)	46,449
38	Illumina, Inc.(a)	10,353
77	Mettler-Toledo International, Inc.(a)	42,407
465	Thermo Fisher Scientific, Inc.	96,845
432	Waters Corp.(a)	83,212
		309,854
Machinery (0.5%)
1,513	Allison Transmission Holdings, Inc.	62,503
194	Crane Co.	16,123
210	Deere & Co.	31,397
697	Fortive Corp.	50,665
410	Illinois Tool Works, Inc.	58,917
103	Snap-on, Inc.	15,225
101	Stanley Black & Decker, Inc.	14,063
319	The Timken Co.	15,089
382	The Toro Co.	22,156
		286,138
Media (0.7%)
982	Comcast Corp., Class A	30,619
110	Omnicom Group, Inc.	7,929
861	The Interpublic Group of Cos., Inc.	19,459
2,021	The Walt Disney Co.	201,028
2,029	Twenty-First Century Fox, Inc., Class A	78,218
722	Twenty-First Century Fox-B	27,559
		364,812
Metals & Mining (0.5%)
528	Compass Minerals International, Inc.	34,531
822	Reliance Steel & Aluminum Co.	76,915
3,275	Steel Dynamics, Inc.	161,883
		273,329
Mortgage Real Estate Investment Trusts (0.1%)
1,415	AGNC Investment Corp.	26,631
1,022	Annaly Capital Management, Inc.	10,659
521	Starwood Property Trust, Inc.	11,311
		48,601
Multiline Retail (0.2%)
201	Dollar General Corp.	17,583
350	Dollar Tree, Inc.(a)	28,907
1,531	Nordstrom, Inc.	75,065
		121,555
Multi-Utilities (0.4%)
1,251	CenterPoint Energy, Inc.	32,689
186	CMS Energy Corp.	8,580
205	Consolidated Edison, Inc.	15,730
428	Dominion Resources, Inc.	27,473
119	DTE Energy Co.	12,189
365	Sempra Energy	38,883
948	WEC Energy Group, Inc.	59,867
		195,411
Oil, Gas & Consumable Fuels (2.3%)
426	Anadarko Petroleum Corp.	29,735
211	Andeavor	30,475
422	Chevron Corp.	52,455
531	Continental Resources, Inc.(a)	35,758
316	EOG Resources, Inc.	37,228

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
4,361	Exxon Mobil Corp.	$354,287
575	HollyFrontier Corp.	44,379
2,445	Marathon Petroleum Corp.	193,227
450	Murphy Oil Corp.	13,838
817	Occidental Petroleum Corp.	68,791
755	ONEOK, Inc.	51,461
2,337	PBF Energy, Inc.	110,260
102	Phillips 66	11,882
134	Pioneer Natural Resources Co.	25,875
772	SM Energy Co.	20,226
2,285	The Williams Cos., Inc.	61,375
612	TOTAL SA ADR	37,118
536	Valero Energy Corp.	64,963
		1,243,333
Paper & Forest Products (0.1%)
590	Domtar Corp.	28,361
Personal Products (0.0%)
147	The Estee Lauder Cos., Inc., Class A	21,968
Pharmaceuticals (1.9%)
336	Abbvie, Inc.	33,244
2,146	Bristol-Myers Squibb Co.	112,923
1,112	Eli Lilly & Co.	94,564
3,512	Johnson & Johnson	420,106
3,181	Merck & Co., Inc.	189,365
3,852	Pfizer, Inc.	138,402
683	Zoetis, Inc.	57,167
		1,045,771
Professional Services (0.1%)
179	ManpowerGroup, Inc.	16,110
730	Robert Half International, Inc.	46,487
101	Verisk Analytics, Inc., Class A(a)	10,730
		73,327
Real Estate Management & Development (0.1%)
485	CBRE Group, Inc., Class A(a)	22,402
1,740	Realogy Holdings Corp.	41,395
		63,797
Road & Rail (0.4%)
310	Old Dominion Freight Line, Inc.	48,348
113	Ryder System, Inc.	7,580
935	Union Pacific Corp.	133,480
		189,408
Semiconductors & Semiconductor Equipment (1.9%)
355	Applied Materials, Inc.	18,027
4,126	Intel Corp.	227,755
1,249	Lam Research Corp.	247,526
4,023	Micron Technology, Inc.(a)	231,685
406	NXP Semiconductors NV(a)	46,284
2,751	ON Semiconductor Corp.(a)	69,133
543	QUALCOMM, Inc.	31,559
113	Skyworks Solutions, Inc.	11,143
1,002	Texas Instruments, Inc.	112,134
658	Xilinx, Inc.	44,816
		1,040,062
Software (1.7%)
58	Activision Blizzard, Inc.	4,113
691	Adobe Systems, Inc.(a)	172,252
747	Cadence Design Systems, Inc.(a)	31,710
207	Cdk Global, Inc.	13,320
114	Dell Technologies, Inc., Class V(a)	9,195
774	Electronic Arts, Inc.(a)	101,324
328	Manhattan Associates, Inc.(a)	14,275
3,140	Microsoft Corp.	310,358

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Software, continued:
2,105	Oracle Corp.	$98,346
384	Salesforce.com, Inc.(a)	49,663
1,235	Take-Two Interactive Software(a)	138,419
		942,975
Specialty (0.0%)
249	CubeSmart	7,595
Specialty Retail (1.0%)
720	Best Buy Co., Inc.	49,140
720	Lowe’s Cos., Inc.	68,407
217	Murphy USA, Inc.(a)	14,487
116	O’Reilly Automotive, Inc.(a)	31,252
639	Ross Stores, Inc.	50,404
1,238	The Home Depot, Inc.	230,950
444	The TJX Cos., Inc.	40,102
40	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	9,876
485	Williams-Sonoma, Inc.	26,854
		521,472
Technology Hardware, Storage & Peripherals (1.0%)
2,396	Apple, Inc.	447,740
2,419	HP, Inc.	53,291
460	NetApp, Inc.	31,427
353	Western Digital Corp.	29,479
		561,937
Textiles, Apparel & Luxury Goods (0.3%)
929	NIKE, Inc., Class B	66,702
1,054	Tapestry, Inc.	46,081
390	VF Corp.	31,652
		144,435
Thrifts & Mortgage Finance (0.1%)
662	New York Community Bancorp, Inc.	7,673
2,620	Oritani Financial Corp.	41,658
		49,331
Tobacco (0.5%)
2,767	Altria Group, Inc.	154,233
1,304	Philip Morris International, Inc.	103,720
		257,953
Trading Companies & Distributors (0.2%)
360	Fastenal Co.	19,163
635	H&E Equipment Services, Inc.	21,952
949	HD Supply Holdings, Inc.(a)	38,652
233	MSC Industrial Direct Co., Inc., Class A	21,396
78	Watsco, Inc.	14,354
		115,517
Water Utilities (0.0%)
274	American Water Works Co., Inc.	22,780
Total Common Stocks		25,226,324

Asset Backed Securities (1.5%)
201,232	AccessLex Institute, Series 2007-1, Class C, 2.15% (US0003M + 40 bps), 10/25/35*(b)	189,526
112,049	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 2.68% (US0001M + 72 bps), 10/25/34*	112,327
183,580	Saxon Asset Securities Trust, Series 2003-3, Class A5, 4.82%, 12/25/33*(c)	183,081
210,000	SLM Student Loan Trust, Series 2012-7, Class B, 3.76% (US0001M + 180 bps), 9/25/43*	210,001

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$149,625	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(d)	$150,477
Total Asset Backed Securities		845,412

Mortgage Backed Securities† (10.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.3%)
201,563	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 3.33%, 4/25/37*(c)	163,427
5,948	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32%, 10/25/33*(c)	5,944
		169,371
Alt-A - Fixed Rate Mortgage Backed Securities (1.6%)
62,914	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35*	62,390
85,380	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34*	89,637
82,162	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37*	79,509
28,719	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35*	22,248
64,978	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	57,538
13,495	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37*	11,644
25,356	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	26,185
795	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34*	800
93,472	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.57%, 6/25/36*(c)	89,854
7,911	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	8,147
56,296	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34*	56,801
87,157	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	92,075
49,282	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35*(c)	49,580
21,945	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(c)	16,879

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$160,643	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(c)	$65,452
2,688	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19*	2,688
13,304	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	12,363
72,394	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	65,973
41,749	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	31,083
51,274	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35*	48,136
		888,982
Prime Adjustable Rate Mortgage Backed Securities (0.0%)
14,472	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.74%, 9/25/34*(c)	12,635
10,630	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.16%, 7/25/37*(c)	9,481
		22,116
Prime Fixed Mortgage Backed Securities (1.3%)
227,655	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35*(c)	186,459
32,640	Banc of America Funding Trust, Series 2006-4, Class A14, 6.00%, 7/25/36*	30,577
21,429	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 3.86%, 5/25/35*(c)	21,578
122,558	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34*	137,823
42,795	Countrywide Home Loans, Series 2005-22, Class 2A1, 3.45%, 11/25/35*(c)	38,206
2,616	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	2,616
39,614	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	39,678
16,243	Countrywide Home Loans, Series 2005-J8, Class 1A6, 5.50%, 7/25/35*	4,303
42,027	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	34,825
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35*	39,981
28,194	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36*	16,574
563	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27*	1,684
21,778	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36*	20,739

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$18,783	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31*	$20,068
77,267	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35*	74,646
436	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	436
11,861	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36*	11,377
		681,570
Subprime Mortgage Backed Securities (0.8%)
152,260	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(c)(d)	149,047
95,511	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58(c)(d)	94,380
175,000	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58(c)(d)	174,431
		417,858
U.S. Government Agency Mortgage Backed Securities (6.7%)
94,295	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	85,988
94,643	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	92,675
114,227	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	108,644
215,842	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	202,569
131,584	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	126,854
228,998	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	222,223
24,983	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	24,824
198,710	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	193,079
177,654	Fannie Mae, Series 2017-43, Class PA, 2.50%, 6/25/47	172,813
147,269	Fannie Mae, Series 2010-99, Class JU, 3.00%, 8/25/40	145,962
55,049	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	54,986
26,930	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	27,063
158,550	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	157,067
29,372	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	30,225
34,635	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	35,393
18,220	Fannie Mae, 4.50%, 4/1/35, Pool #814522	19,127
24,440	Fannie Mae, 5.50%, 10/1/35, Pool #838584	26,235
2,425	Fannie Mae, 6.00%, 5/1/35, Pool #357778	2,690
4,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	4,305
100,729	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	97,117
82,526	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	79,067
92,323	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	89,155
146,470	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	143,435
126,179	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	123,112
194,778	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	188,600

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$11,087	Freddie Mac, 2.94% (H15T1Y + 172 bps), 6/1/28, Pool #605508	$11,095
2,852	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	2,852
158,856	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	158,311
112,620	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	112,126
193,917	Freddie Mac, Series 4486, Class PA, 3.00%, 3/15/44	192,346
70,231	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	70,118
648	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	647
108	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	109
1,472	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	1,600
23,599	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22*	25,096
216,979	Freddie Mac Pass-Through Certificates, Series KJ17, Class A1, 2.40%, 10/25/24	211,816
39,430	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	38,913
77,849	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	68,951
197,462	Government National Mortgage Assoc., Series 2016-141, Class PA, 2.25%, 8/20/46	191,227
983	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	1,069
41,340	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	46,159
1,857	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	1,875
8,372	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	8,915
		3,596,433
Total Mortgage Backed Securities		5,776,330

Corporate Bonds (6.1%)
Banks (1.3%)
440,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	436,370
250,000	Wells Fargo & Co., 3.00%, 10/23/26	232,437
		668,807
Beverages (0.6%)
175,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	169,973
85,000	Maple Escrow Subsidiary, Inc., 4.42%, 5/25/25, Callable 3/25/25 @ 100 *(d)	85,806
88,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100 *	80,283
		336,062
Capital Markets (0.4%)
250,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	237,545

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Diversified Telecommunication (0.5%)
$270,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100 *	$257,884
Hotels, Restaurants & Leisure (0.2%)
85,000	Royal Caribbean Cruises, 5.25%, 11/15/22	90,189
Industrial Conglomerates (0.4%)
230,000	General Electric Co., 3.10%, 1/9/23	226,838
Internet Software & Services (0.6%)
300,000	eBay, Inc., 2.84% (US0003M + 48 bps), 8/1/19	300,644
IT Services (0.9%)
500,000	International Business Machine Corp., 1.63%, 5/15/20	488,899
Oil, Gas & Consumable Fuels (0.5%)
325,000	BP Capital Markets PLC, 2.75%, 5/10/23	316,097
Technology Hardware, Storage & Peripherals (0.4%)
225,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	218,963
Thrifts & Mortgage Finance (0.3%)
185,372	Preferred Term Securities XX, Class B2, 2.57% (US0003M + 45 bps), 3/22/38, Callable 7/6/18 @ 100 *(d)	156,408
Total Corporate Bonds		3,298,336

Taxable Municipal Bonds (4.6%)
Illinois (0.9%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Continuously Callable @100	152,381
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	298,344
		450,725
Kansas (0.5%)
250,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	261,112
Michigan (0.8%)
240,000	County of Jackson Michigan, GO, 3.73%, 12/1/30, Continuously Callable @100	239,736
210,000	Houghton-Portage Township School District, GO, Series B, 2.70%, 5/1/25, Insured by: Q-SBLF	200,859
		440,595
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @100	104,685
Ohio (0.5%)
330,000	County of Cuyahoga Ohio Revenue, 3.48%, 7/1/32, Continuously Callable @100	319,865
Rhode Island (0.4%)
225,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	219,917

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
South Carolina (0.4%)
$220,000	South Carolina Public Service Authority Revenue, Series D, 2.39%, 12/1/23	$207,282
Texas (0.6%)
300,000	Dallas Independent School District, Build America Bonds, GO, 6.45%, 2/15/35, Continuously Callable @100, Insured by: PSF-GTD	326,574
Wisconsin (0.3%)
140,000	Wisconsin State, Build America Bonds, GO, Series D, 5.10%, 5/1/41, Continuously Callable @100	147,696
Total Taxable Municipal Bonds		2,478,451

U.S. Government Agency Securities (3.2%)
Fannie Mae
250,000	1.50%, 7/28/21, Callable 7/28/18 @ 100 *(c)(e)	247,197
Freddie Mac
250,000	1.25%, 6/9/21, Callable 9/9/18 @ 100 *(c)(e)	249,506
500,000	1.75%, 8/25/21, Callable 8/25/18 @ 100 *(c)	490,869
250,000	2.00%, 5/25/21, Callable 8/25/18 @ 100 *(c)(e)	247,977
250,000	2.00%, 11/23/21, Callable 8/23/18 @ 100 *(c)(e)	246,144
220,000	3.00%, 3/8/28 (c)	219,452
4,806	Series 2302, 6.50%, 4/15/31	5,412
		1,459,360
Total U.S. Government Agency Securities		1,706,557

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations (13.7%)
U.S. Treasury Bonds
$2,737,000	2.25%, 8/15/46	$2,354,888
U.S. Treasury Inflation Indexed Notes
876,000	0.38%, 7/15/25	906,067
U.S. Treasury Notes
1,314,000	1.25%, 12/15/18	1,307,892
1,095,000	1.38%, 9/30/23	1,023,483
876,000	2.25%, 2/29/20	873,981
985,000	2.25%, 2/15/27	941,060
		4,146,416
Total U.S. Treasury Obligations		7,407,371

Investment Companies (7.2%)

17,930	iShares MSCI EAFE Index Fund	1,244,342
46,969	iShares MSCI Emerging Markets Index Fund	2,146,014
4,000	SPDR Gold Trust	492,400
Total Investment Companies		3,882,756

Investment in Affiliates (6.0%)
2,517,054	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.51%(f)	2,517,054
73,409	Cavanal Hill World Energy Fund, Institutional Class	707,944
Total Investment in Affiliates		3,224,998
Total Investments (Cost $44,097,559) - 99.8%		53,846,535
Other assets in excess of liabilities — 0.2%		103,407
Net Assets - 100.0%		$53,949,942

(a)	Non-income producing security.
(b)	The Adviser has deemed these securities to be illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2018, illiquid securities were 0.4% of the Fund’s net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2018.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2018.
(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MAC	Municipal Assurance Corporation
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments

May 31, 2018

(Unaudited)

Shares	Security Description	Value

Common Stocks (97.5%)
Aerospace & Defense (3.6%)
456	BWX Technologies, Inc.	$30,433
206	L3 Technologies, Inc.	40,856
360	Spirit AeroSystems Holdings, Inc., Class A	30,496
		101,785
Airlines (1.0%)
350	Alaska Air Group, Inc.	21,283
118	United Continental Holdings, Inc.(a)	8,212
		29,495
Auto Components (2.4%)
173	Lear Corp.	34,253
620	The Goodyear Tire & Rubber Co.	15,147
157	Visteon Corp.(a)	19,619
		69,019
Automobiles (0.4%)
131	Thor Industries, Inc.	12,131
Banks (2.0%)
121	Comerica, Inc.	11,409
208	Cullen/Frost Bankers, Inc.	23,759
299	East West Bancorp, Inc.	20,775
		55,943
Biotechnology (1.1%)
406	Exelixis, Inc.(a)	8,416
215	United Therapeutics Corp.(a)	22,915
		31,331
Building Products (1.8%)
266	Allegion PLC	20,330
148	Lennox International, Inc.	30,090
		50,420
Capital Markets (6.4%)
1,015	E*Trade Financial Corp.(a)	64,301
315	Eaton Vance Corp.	16,947
72	FactSet Research Systems, Inc.	14,473
233	Federated Investors, Inc., Class B	5,655
281	LPL Financial Holdings, Inc.	19,324
156	MSCI, Inc., Class A	25,361
254	Nasdaq, Inc.	23,332
269	SEI Investments Co.	17,157
		186,550
Chemicals (1.7%)
443	Axalta Coating Systems, Ltd.(a)	13,782
251	The Scotts Miracle-Gro Co.	21,368
117	Westlake Chemical Corp.	13,540
		48,690
Commercial Services & Supplies (1.2%)
188	Cintas Corp.	34,263
Communications Equipment (4.6%)
257	Arista Networks, Inc.(a)	64,651
718	Commscope Holding Co., Inc.(a)	21,052
307	Harris Corp.	46,194
		131,897
Containers & Packaging (2.7%)
95	AptarGroup, Inc.	8,770
461	Berry Plastics Group, Inc.(a)	22,262
587	Owens-Illinois, Inc.(a)	10,918
302	Packaging Corp. of America	35,485
		77,435
Diversified Consumer Services (0.9%)
454	ServiceMaster Global Holdings, Inc.(a)	25,942
Electric Utilities (2.1%)
581	Edison International	36,115
838	PPL Corp.	22,894
		59,009

Shares	Security Description	Value

Common Stocks, continued:
Electrical Equipment (0.3%)
100	Regal-Beloit Corp.	$ 7,945
Electronic Equipment, Instruments & Components (1.1%)
376	CDW Corp.	30,099
Energy Equipment & Services (0.3%)
601	RPC, Inc.	9,868
Equity Real Estate Investment Trusts (5.6%)
793	American Homes 4 Rent, Class A	15,797
209	Apartment Investment & Management Co., Class A	8,533
416	Apple Hospitality REIT, Inc.	7,916
178	DCT Industrial Trust, Inc.	11,593
277	Douglas Emmett, Inc.	10,662
948	Duke Realty Corp.	26,658
179	Equity LifeStyle Properties, Inc.	16,271
171	Lamar Advertising Co.	11,837
512	Prologis, Inc.	32,948
104	Regency Centers Corp.	6,040
537	Retail Properties of America	6,584
87	SL Green Realty Corp.	8,484
		163,323
Food & Staples Retailing (0.5%)
368	US Foods Holding Corp.(a)	13,130
Food Products (4.2%)
730	Hormel Foods Corp.	26,200
133	Ingredion, Inc.	14,815
111	Kellogg Co.	7,147
506	Pinnacle Foods, Inc.	32,354
588	Tyson Foods, Inc., Class A	39,672
		120,188
Gas Utilities (0.5%)
310	UGI Corp.	15,646
Health Care Equipment (2.0%)
148	ABIOMED, Inc.(a)	56,409
Health Care Equipment & Supplies (3.1%)
145	Hill-Rom Holdings, Inc.	13,340
1,280	Hologic, Inc.(a)	48,499
106	Teleflex, Inc.	28,319
		90,158
Health Care Providers & Services (1.9%)
114	Henry Schein, Inc.(a)	7,889
132	LifePoint Health, Inc.(a)	6,976
72	Quest Diagnostics, Inc.	7,670
139	Well Care Health Plans, Inc.(a)	30,812
		53,347
Health Care Technology (0.6%)
209	Veeva Systems, Inc.(a)	16,168
Hotels, Restaurants & Leisure (0.5%)
90	Darden Restaurants, Inc.	7,867
89	Hilton Worldwide Holdings, Inc.	7,183
		15,050
Household Durables (3.8%)
841	D.R. Horton, Inc.	35,499
215	Leggett & Platt, Inc.	8,880
14	NVR, Inc.(a)	41,867
573	Pulte Homes, Inc.	17,333
118	Tupperware Brands Corp.	4,975
		108,554
Household Products (0.8%)
330	Church & Dwight Co., Inc.	15,494
51	The Clorox Co.	6,162
		21,656
Independent Power & Renewable Electricity Producers (0.2%)
478	AES Corp.	6,095

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Continued

May 31, 2018

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Insurance (5.5%)
364	Assured Guaranty, Ltd.	$12,918
141	Cincinnati Financial Corp.	9,781
431	FNF Group	15,930
140	Principal Financial Group, Inc.	7,812
96	The Hanover Insurance Group, Inc.	11,639
460	The Hartford Financial Services Group, Inc.	24,072
1,241	The Progressive Corp.	77,054
		159,206
Internet & Direct Marketing Retail (0.6%)
143	Expedia, Inc.	17,307
Internet Software & Services (1.6%)
342	VeriSign, Inc.(a)	44,610
IT Services (4.9%)
190	Broadridge Financial Solutions, Inc.	21,936
100	Euronet Worldwide, Inc.(a)	8,381
712	Fiserv, Inc.(a)	51,691
280	Paychex, Inc.	18,362
481	Total System Services, Inc.	40,976
		141,346
Leisure Products (1.4%)
449	Hasbro, Inc.	38,951
Life Sciences Tools & Services (1.9%)
168	Agilent Technologies, Inc.	10,403
82	Charles River Laboratories International, Inc.(a)	8,817
180	Waters Corp.(a)	34,671
		53,891
Machinery (2.4%)
895	Allison Transmission Holdings, Inc.	36,972
114	Crane Co.	9,475
188	The Timken Co.	8,892
226	The Toro Co.	13,108
		68,447
Metals & Mining (2.6%)
223	Reliance Steel & Aluminum Co.	20,866
1,083	Steel Dynamics, Inc.	53,533
		74,399
Mortgage Real Estate Investment Trusts (1.0%)
836	AGNC Investment Corp.	15,734
603	Annaly Capital Management, Inc.	6,289
307	Starwood Property Trust, Inc.	6,665
		28,688
Multiline Retail (0.3%)
100	Dollar Tree, Inc.(a)	8,259
Multi-Utilities (0.9%)
253	CenterPoint Energy, Inc.	6,611
114	Sempra Energy	12,144
127	WEC Energy Group, Inc.	8,020
		26,775
Oil, Gas & Consumable Fuels (4.2%)
657	Marathon Petroleum Corp.	51,922

Shares	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
266	Murphy Oil Corp.	$8,180
200	ONEOK, Inc.	13,632
826	PBF Energy, Inc.	38,971
234	The Williams Cos., Inc.	6,285
		118,990
Paper & Forest Products (0.4%)
217	Domtar Corp.	10,431
Professional Services (1.0%)
431	Robert Half International, Inc.	27,446
Real Estate Management & Development (0.8%)
287	CBRE Group, Inc., Class A(a)	13,257
443	Realogy Holdings Corp.	10,539
		23,796
Road & Rail (1.0%)
183	Old Dominion Freight Line, Inc.	28,541
Semiconductors & Semiconductor Equipment (2.7%)
329	Lam Research Corp.	65,201
467	ON Semiconductor Corp.(a)	11,736
		76,937
Software (3.1%)
442	Cadence Design Systems, Inc.(a)	18,763
194	Manhattan Associates, Inc.(a)	8,443
557	Take-Two Interactive Software(a)	62,428
		89,634
Specialty (0.2%)
146	CubeSmart	4,453
Specialty Retail (1.5%)
267	Best Buy Co., Inc.	18,223
128	Murphy USA, Inc.(a)	8,545
287	Williams-Sonoma, Inc.	15,891
		42,659
Technology Hardware, Storage & Peripherals (0.6%)
208	Western Digital Corp.	17,370
Trading Companies & Distributors (1.3%)
422	HD Supply Holdings, Inc.(a)	17,188
138	MSC Industrial Direct Co., Inc., Class A	12,673
47	Watsco, Inc.	8,649
		38,510
Water Utilities (0.3%)
93	American Water Works Co., Inc.	7,732
Total Common Stocks		2,789,924

Investment in Affiliates (2.0%)
57,592	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.51%(b)	57,592
Total Investment in Affiliates		57,592
Total Investments (Cost $2,568,141) - 99.5%		2,847,516
Other assets in excess of liabilities — 0.5%		15,259
Net Assets - 100.0%		$2,862,775

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2018.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (75.2%)
Aerospace & Defense (1.4%)
2,110	Northrop Grumman Corp.	$690,498
Airlines (1.5%)
13,735	Delta Air Lines, Inc.	742,377
Banks (9.1%)
16,945	Bank of America Corp.	492,083
9,875	Comerica, Inc.	931,113
4,290	Cullen/Frost Bankers, Inc.	490,047
46,025	Old National Bancorp, Inc.	826,149
37,443	Southern National Bancorp of Virginia, Inc.	654,129
9,040	Synovus Financial Corp.	489,154
4,940	Texas Capital Banshares, Inc.(a)	475,969
		4,358,644
Biotechnology (5.3%)
3,300	Bluebird Bio, Inc.(a)	590,865
18,091	Coherus Biosciences, Ltd.(a)	282,220
11,810	Gilead Sciences, Inc.	795,994
12,315	Intercept Pharmaceuticals, Inc.(a)	864,635
		2,533,714
Commercial Services & Supplies (6.8%)
76,640	Advanced Disposal Services, Inc., Class I(a)	1,791,842
88,705	Covanta Holding Corp.	1,445,892
		3,237,734
Communications Equipment (2.6%)
15,830	Cisco Systems, Inc.	676,099
25,000	Radware, Ltd.(a)	583,250
		1,259,349
Construction & Engineering (1.8%)
338	Construction Partners, Inc.(a)	4,107
32,985	Primoris Services Corp.	859,919
		864,026
Construction Materials (1.9%)
4,020	US Concrete, Inc.(a)	245,019
5,200	Vulcan Materials Co.	664,248
		909,267
Diversified Financial Services (1.7%)
4,177	Berkshire Hathaway, Inc., Class B(a)	800,021
Diversified Telecommunication Services (1.9%)
28,300	AT&T, Inc.	914,656
Electronic Equipment, Instruments & Components (0.3%)
3,592	nLight, Inc.(a)	133,443
Energy Equipment & Services (3.2%)
15,090	Schlumberger, Ltd.	1,036,230
15,400	Technipfmc PLC	479,710
		1,515,940
Food Products (1.4%)
10,217	Pinnacle Foods, Inc.	653,275
Health Care Equipment & Supplies (1.3%)
8,039	Nevro Corp.(a)	632,589
Hotels, Restaurants & Leisure (1.9%)
14,065	Six Flags Entertainment Corp.	907,474
Internet Software & Services (4.8%)
846	Alphabet, Inc., Class C(a)^	917,902
19,750	Match Group, Inc.(a)	812,712
3,609	Spotify Technology SA(a)	569,175
		2,299,789
Media (4.5%)
22,910	Time Warner, Inc.	2,157,206
Metals & Mining (6.4%)
43,460	Barrick Gold Corp. ADR	573,237
38,585	Goldcorp, Inc.	552,537

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Metals & Mining, continued:
20,550	Pan American Silver Corp.	$363,530
4,550	Randgold Resources, Ltd. ADR	361,816
55,885	Ssr Mining, Inc.(a)	571,704
27,470	Wheaton Precious Metals Corp.	600,494
		3,023,318
Oil, Gas & Consumable Fuels (1.2%)
18,320	Viper Energy Partners LP	596,866
Pharmaceuticals (8.0%)
9,330	Abbvie, Inc.	923,110
45,770	Adamas Pharmaceuticals, Inc.(a)	1,310,852
27,925	Collegium Pharmaceutical, Inc.(a)	631,664
141,823	MediWound, Ltd.(a)	978,579
		3,844,205
Semiconductors & Semiconductor Equipment (4.9%)
28,965	Cypress Semiconductor Corp.	476,764
15,925	Integrated Device Technology, Inc.(a)	529,347
85,585	Lattice Semiconductor Corp.(a)	492,114
7,530	NXP Semiconductors NV(a)	858,420
		2,356,645
Software (0.7%)
10,125	Rapid7, Inc.(a)	320,659
Specialty Retail (1.5%)
7,400	Lowe’s Cos., Inc.	703,074
Technology Hardware, Storage & Peripherals (1.1%)
23,465	HP, Inc.	516,934
Total Common Stocks		35,971,703

Corporate Bonds (16.0%)
Banks (6.3%)
$500,000	Bank of America Corp., Series G, 3.02% (US0003M + 66 bps), 7/21/21, Callable 7/21/20 @ 100 *	9;502,893
2,000,000	SunTrust Bank/Atlanta GA, Series B, 2.59% (US0003M + 30 bps), 1/29/21, Callable 1/29/20 @ 100 *	1,986,026
500,000	US Bancorp, 3.00% (US0003M + 64 bps), 1/24/22, Callable 12/23/21 @ 100 *	504,658
		2,993,577
Energy Equipment & Services (2.0%)
978,400	Unit Corp., 6.63%, 5/15/21, Callable 7/6/18 @ 101 *	980,846
Household Durables (3.3%)
1,519,000	Century Communities, Inc., 6.88%, 5/15/22, Callable 7/6/18 @ 103 *	1,563,324
Software (2.2%)
1,090,000	Microsoft Corp., 2.38%, 5/1/23, Callable 2/1/23 @ 100 *	1,056,957
Technology Hardware, Storage & Peripherals (2.2%)
1,090,000	Apple, Inc., 2.40%, 5/3/23	1,054,676
Total Corporate Bonds		7,649,380

Investment in Affiliates (6.3%)
3,003,593	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.51%(b)	3,003,593
Total Investment in Affiliates		3,003,593
Total Investments (Cost $43,001,520) - 97.5%		46,624,676
Other assets in excess of liabilities — 2.5%		$1,185,619
Net Assets - 100%		$47,810,295

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2018.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	All or a portion of the shares have been committed as collateral for short positions.

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
US0003M	3 Month US Dollar LIBOR

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments

May 31, 2018

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (94.5%)
Auto Components (3.9%)
12,000	Aptiv PLC	$1,170,000
9,000	Visteon Corp.(a)	1,124,640
		2,294,640
Chemicals (2.9%)
10,000	Albemarle Corp.	934,700
9,000	FMC Corp.	783,810
		1,718,510
Commercial Services & Supplies (1.1%)
40,000	Covanta Holding Corp.	652,000
Electric Utilities (0.6%)
68	ALLETE, Inc.	5,224
1,297	Duke Energy Corp.	100,077
220	Korea Electric Power Corp. ADR	3,344
883	NextEra Energy, Inc.	146,410
47	Otter Tail Corp.	2,171
121	Pampa Energia SA ADR(a)	5,772
1,867	The Southern Co.	83,828
		346,826
Electrical Equipment (5.7%)
20,000	Suncor Energy, Inc.	795,600
35,582	TPI Composites, Inc.(a)	935,807
38,000	Vestas Wind Systems A/S ADR	831,060
15,000	Whiting Petroleum Corp.(a)	786,300
		3,348,767
Energy Equipment & Services (25.9%)
260,000	Ensco PLC ADR, Class A	1,690,000
27,582	Halliburton Co.	1,371,929
1,565	Helmerich & Payne, Inc.	103,885
220,000	Nabors Industries, Ltd.	1,643,400
73,195	Patterson-UTI Energy, Inc.	1,513,673
33,509	Schlumberger, Ltd.	2,301,063
67,000	Technipfmc PLC	2,087,050
37,008	Tenaris SA ADR	1,328,587
100,000	Transocean, Ltd.(a)	1,265,000
90,000	Unit Corp.(a)	1,965,599
		15,270,186
Gas Utilities (0.3%)
651	Atmos Energy Corp.	58,075
28	Chesapeake Utilities Corp.	2,236
425	National Fuel & Gas Co.	22,372
39	New Jersey Resources Corp.	1,732
84	ONE Gas, Inc.	6,304
43	Spire, Inc.	3,064
856	UGI Corp.	43,202
69	WGL Holdings, Inc.	6,086
		143,071
Independent Power & Renewable Electricity Producers (0.7%)
8,110	AES Corp.	103,403
841	Atlantica Yield PLC	16,072
3,900	NRG Energy, Inc.	133,497
379	Ormat Technologies, Inc.	19,640
6,550	Vistra Energy Corp.(a)	160,671
		433,283
Multi-Utilities (0.7%)
46	Consolidated Edison, Inc.	3,530
2,172	Dominion Resources, Inc.	139,420
53	DTE Energy Co.	5,429
171	MDU Resources Group, Inc.	4,754
2,619	National Grid PLC ADR	146,166

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Multi-Utilities, continued:
874	Sempra Energy	$93,107
35	Vectren Corp.	2,473
40	WEC Energy Group, Inc.	2,526
		397,405
Oil, Gas & Consumable Fuels (52.3%)
37,000	Anadarko Petroleum Corp.	2,582,600
25,000	Canadian Natural Resources, Ltd.	864,000
4,026	Chevron Corp.	500,432
224	CNOOC, Ltd. ADR	37,894
5,000	Concho Resources, Inc.(a)	686,550
22,590	ConocoPhillips	1,522,340
28,000	Continental Resources, Inc.(a)	1,885,520
6,500	Diamondback Energy, Inc.	784,940
44,439	Enbridge, Inc.	1,380,720
160,000	Encana Corp.	2,031,999
11,291	EOG Resources, Inc.	1,330,193
24,160	Exxon Mobil Corp.	1,962,758
6,574	Kinder Morgan, Inc.	109,654
110,000	Marathon Oil Corp.	2,357,300
6,492	Marathon Petroleum Corp.	513,063
45,000	Noble Energy, Inc.	1,606,500
13,804	Occidental Petroleum Corp.	1,162,297
5,015	Pembina Pipeline Corp.	174,372
16,091	Phillips 66	1,874,441
5,000	Pioneer Natural Resources Co.	965,500
1,044	Royal Dutch Shell PLC ADR, Class A	72,642
37,499	TOTAL SA ADR	2,274,314
41,140	TransCanada Corp.	1,720,886
25,041	Ultrapar Participacoes SA ADR	336,050
10,686	Valero Energy Corp.	1,295,143
25,000	Viper Energy Partners LP	814,500
		30,846,608
Oil-Integrated Companies (0.2%)
2,471	BP PLC ADR	113,221
Water Utilities (0.3%)
286	American States Water Co.	16,096
1,435	American Water Works Co., Inc.	119,306
1,425	Aqua America, Inc.	49,448
24	Connecticut Water Service, Inc.	1,548
		186,398
Total Common Stocks		55,750,915

Corporate Bonds (3.8%)
Energy Equipment & Services (3.8%)
$510,000	Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100 *	373,575
421,000	Ensco PLC, 8.00%, 1/31/24, Callable 10/31/23 @ 100 *	419,948
395,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100 *	376,112
675,000	Transocean, Inc., 6.80%, 3/15/38	568,688
700,000	Weatherford International PLC, 5.95%, 4/15/42, Callable 10/17/41 @ 100 *	518,000
		2,256,323
Total Corporate Bonds		2,256,323

Investment in Affiliates (1.5%)
917,717	Cavanal Hill Government Securities Money Market Fund, Institutional Shares, 1.51%(b)	917,717
Total Investment in Affiliates		917,717
Total Investments (Cost $50,631,276) - 99.8%		58,924,955
Other assets in excess of liabilities — 0.2%		$103,024
Net Assets - 100%		$59,027,979

The Advisor has determined that 55.0% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2018.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2018 (Unaudited)

1.    Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of May 31, 2018, the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust. The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund are also authorized to issue an unlimited number of C Shares.  The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional Shares, Select Shares and Premier Shares. In addition, the U.S. Treasury Fund is authorized to issue an unlimited number of Service Shares. As of May 31, 2018, the Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of the Schedules of Portfolio Investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2018 (Unaudited)

The following is a summary categorization, as of May 31, 2018, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$419,620,030	$—	$419,620,030
Repurchase Agreements	—	769,839,925	—	769,839,925
Investment Companies	118,000,000	—	—	118,000,000

Total Investments	118,000,000	1,189,459,955	—	1,307,459,955

Government Securities Money Market
U.S. Government Agency Securities	—	330,045,664	—	330,045,664
U.S. Treasury Obligations	—	489,356,289	—	489,356,289
Repurchase Agreements	—	680,422,016	—	680,422,016
Investment Companies	6,000,000	—	—	6,000,000

Total Investments	6,000,000	1,499,823,969	—	1,505,823,969

Limited Duration Fund
Asset Backed Securities	—	10,440,764	—	10,440,764
Mortgage Backed Securities[1]	—	39,863,175	—	39,863,175
Corporate Bonds[2]	—	15,319,265	—	15,319,265
Taxable Municipal Bonds[3]	—	2,609,890	—	2,609,890
U.S. Treasury Obligations	—	21,770,762	—	21,770,762
Investment in Affiliates	3,497,477	—	—	3,497,477

Total Investments	3,497,477	90,003,856	—	93,501,333

Moderate Duration Fund
Asset Backed Securities	—	1,450,500	—	1,450,500
Mortgage Backed Securities[1]	—	9,880,015	—	9,880,015
Corporate Bonds[2]	—	7,179,117	—	7,179,117
Taxable Municipal Bonds[3]	—	2,813,804	—	2,813,804
U.S. Government Agency Securities	—	3,213,117	—	3,213,117
U.S. Treasury Obligations	—	8,307,018	—	8,307,018
Investment in Affiliates	718,270	—	—	718,270

Total Investments	718,270	32,843,571	—	33,561,841

Bond Fund
Asset Backed Securities	—	1,739,827	—	1,739,827
Mortgage Backed Securities[1]	—	28,543,517	—	28,543,517
Corporate Bonds[2]	—	15,728,301	—	15,728,301
Taxable Municipal Bonds[3]	—	12,119,868	—	12,119,868
U.S. Government Agency Securities	—	9,626,533	—	9,626,533
U.S. Treasury Obligations	—	32,316,918	—	32,316,918
Investment in Affiliates	4,665,550	—	—	4,665,550

Total Investments	4,665,550	100,074,964	—	104,740,514

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2018 (Unaudited)

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total

Strategic Enhanced Yield Fund
Asset Backed Securities	$—	$198,081	$—	$198,081
Mortgage Backed Securities[1]	—	422,771	—	422,771
Corporate Bond[2]	—	19,174	—	19,174
U.S. Treasury Obligations	—	309,942	—	309,942
Investment in Affiliates	64,767	—	—	64,767

Total Investments	64,767	949,968	—	1,014,735

Ultra Short Tax-Free Income Fund
Municipal Bonds[3]	—	10,830,129	—	10,830,129
Investment in Affiliates	6,334	—	—	6,334

Total Investments	6,334	10,830,129	—	10,836,463

Active Core Fund
Common Stocks[2]	25,226,324	—	—	25,226,324
Asset Backed Securities	—	845,412	—	845,412
Mortgage Backed Securities[1]	—	5,776,330	—	5,776,330
Corporate Bonds[2]	—	3,298,336	—	3,298,336
Taxable Municipal Bonds[3]	—	2,478,451	—	2,478,451
U.S. Government Agency Securities	—	1,706,557	—	1,706,557
U.S. Treasury Obligations	—	7,407,371	—	7,407,371
Investment Companies	3,882,756	—	—	3,882,756
Investment in Affiliates	3,224,998	—	—	3,224,998

Total Investments	32,334,078	21,512,457	—	53,846,535

Mid Cap Core Equity Fund
Common Stocks[2]	2,789,924	—	—	2,789,924
Investment in Affiliates	57,592	—	—	57,592

Total Investments	2,847,516	—	—	2,847,516

Opportunistic Fund
Common Stocks[2]	35,971,703	—	—	35,971,703
Corporate Bonds[2]	—	7,649,380	—	7,649,380
Investment in Affiliates	3,003,593	—	—	3,003,593

Total Investments	38,975,296	7,649,380	—	46,624,676

World Energy Fund
Common Stocks[2]	55,750,915	—	—	55,750,915
Corporate Bonds[2]	—	2,256,323	—	2,256,323
Investment in Affiliates	917,717	—	—	917,717

Total Investments	56,668,632	2,256,323	—	58,924,955

[1]	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.
[2]	Please see the Schedule of Portfolio Investments for Industry classification.
[3]	Please see the Schedule of Portfolio Investments for State classification.

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. As of the year ended August 31, 2017 and the period ended May 31, 2018 there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of May 31, 2018, based on levels assigned to securities on August 31, 2017.

Securities Valuation:

The Money Market Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2018 (Unaudited)

The following is an overview of how securities are valued in the Limited Duration Fund, Moderate Duration Fund, Bond Fund, Active Core Fund, Opportunistic Fund and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.  Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity, and of sufficient credit quality, are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options and exchange-traded notes are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

The Opportunistic Fund engaged in short sales during the period ending May 31, 2018.

Purchased Call Options:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2018 (Unaudited)

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of their total assets.

The Funds did not hold purchased options during the period ending May 31, 2018.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of May 31, 2018 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Limited Duration Fund:
Sun Trust Student Loan Trust, Series 2006-1A, Class B, 2.63%, 10/28/37	05/26/17	$1,378,135	$1,281,067	$1,189,787

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

3.    Credit Risk and Other Risk Considerations:

The Ultra Short Tax-Free Income Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund and Active Core Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2018 (Unaudited)

Mid Cap Core Equity Fund invests primarily in a diversified portfolio of common stocks of Mid Cap U.S. companies which are subject to foreign investment risk; as with stock, fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	July 27, 2018

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer

Date	July 27, 2018

* Print the name and title of each signing officer under his or her signature.